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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07986

The Alger Institutional Funds
(Exact name of registrant as specified in charter)

360 Park Avenue South New York, New York 10010
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1. REPORT(S) TO STOCKHOLDERS.

ALGER

THE ALGER INSTITUTIONAL FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2016 (UNAUDITED)

Table of Contents

The Alger Institutional Funds

Shareholders’ Letter	1
Fund Highlights	11
Portfolio Summary	15
Schedules of Investments	16
Statements of Assets and Liabilities	37
Statements of Operations	41
Statements of Changes in Net Assets	43
Financial Highlights	47
Notes to Financial Statements	57
Additional Information	79

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Shareholders' Letter April 30, 2016

Dear Shareholders,

Investor Stampede Creates Risks and Opportunities
Gary Larson’s quirky cartoon series “The Far Side” draws chuckles by having animals exhibit human-like behavior. In one popular cartoon, a massive bison stampede extends to the horizon. One insightful bison quips to a neighboring beast “As if we all knew where we’re going.” The six-month reporting period ended April 30 was notable as a period filled with economic uncertainty, diverging global monetary policies, and significant pressure on interest rates. As with the cartoon, where this takes us as investors is unclear, yet in such periods of deep uncertainty we are reminded that the best decisions are those that are the most thoughtful and not based upon emotion. Many investors, in an unquenchable thirst for income (and a misguided flight to “safety”) have rushed to bond-like equities, that is, equities that pay steady dividends. The end result was striking. While the S&P 500 index gained 0.43%, the Telecomm, Utilities, and Consumer Staples sectors climbed 14.68%,
12.90%, and 6.02%, respectively. These sectors have some of the poorest long-term growth prospects in the current economic environment. On the other hand, higher growth sectors like Information Technology, Health Care, and Consumer Discretionary each sustained losses.

We have learned in our 52 years of investing that there is no free lunch. Success in investing is not achieved by considering one factor, such as dividend yield, but instead by understanding companies, their management, their industries, and their competitors. It is with this more complete view that high-quality companies with strong growth potential can be identified.
Such companies, we maintain, can potentially provide investors with wealth creation from capital appreciation and with protection from the erosion of inflation upon their savings.

Stampedes, of course, can have dire consequences. The recent investor stampede, we believe, is dangerous, as investors have increased their exposure to the risk of higher interest rates and, at the same time, the relatively high valuations of stocks with generally poor growth prospects. We think the opportunities, long term, lie in the opposite direction. In particular, these investors may miss the attractive investment opportunities that can be found within the most vibrant industries in the U.S. and the world. America is seen as a leader in innovation in the Health Care and IT sectors, and has the richest and most diverse consumer market in the world. We believe it is within these sectors that superior companies and investments for long-term growth and capital appreciation can be found.

Investing in overseas markets is more challenging with different dynamics at play. The widely followed MSCI ACWI ex USA and MSCI Emerging Markets indices declined 1.51%
and 0.01%, respectively, during the reporting period with concerns over commodity prices contributing to weakening investor sentiment. In many overseas markets, this is entirely logical as the economies of many countries are strongly tied to their roles as commodities producers. As in the U.S., defensive sectors tended to outperform abroad. Nevertheless, international markets also have sectors that offer strong potential for long-term growth.
The rising middle class in many international markets is creating increased demand for goods and services, which in turn is creating opportunities for leading companies. Our team of international and emerging markets portfolio managers and analysts has a depth of experience in navigating foreign markets and identifying through fundamental research high-
quality growth companies across the globe. In these markets, diversification is paramount, so our international funds are well diversified, typically owning companies across the globe and across industries.

Oil and the U.S. Economy
From late 2013 until the start of the reporting period, the price of West Texas Intermediate
(WTI) fell from $110.62 a barrel to $46.12. It then declined to a low of $26.19 a barrel as of February 11, which was a 43.20% drop. The decline was accompanied by an 11.43%
decline of the S&P 500. In both 2015 and early 2016, many investors misread the decline in oil as a harbinger of a U.S. recession in 2016. We have consistently argued otherwise, noting that while cheap oil prices would, not surprisingly, drive down earnings in the energy and closely related sectors, there were broad benefits to the U.S. economy from lower energy prices. Cheap oil has bolstered Americans’ finances by slashing energy costs and allowing
Americans to strengthen their personal balance sheets by increasing their savings. It has also supported retail shopping and spending on homes. The U.S. housing market continues to improve in a steady fashion. Many indicators of consumer spending like ecommerce, travel, leisure, automotive, and home durables are quite healthy, despite the weakness reported in headlines about department store sales and the sales of other “old” economy retailers. Changing patterns of consumer preferences – largely based, in our view, on both ecommerce technology and on the rise of younger generations of Americans (the X and Y generations) as the baby boomers increasingly retire – is a large phenomenon that creates challenges for companies that have failed to adapt to the “new” marketplace and great opportunities for those that have helped define it in our time. Amazon.com, Inc., Netflix,
Inc., Alphabet, Inc. (formerly Google), and Apple, Inc. are all doing quite well in this new
American marketplace, while the landscape, especially in retail, is littered with companies, once good or even great, but today struggling to adapt their business models to the new and obvious reality.

So despite fears, corporate fundamentals are fine in the U.S. S&P 500 earnings ex-materials and ex-energy grew a healthy 6.3% in 2015, despite the additional headwind of a strong U.S.
dollar weighing on both exports and foreign earnings. For the first quarter of 2016, overall results for the S&P 500 slowed from that pace, but we expect continued growth in earnings in 2016 (again, ex-materials and ex-energy, though these might actually contribute to earnings growth on a reported basis through declining losses in these sectors). We note that oil appears to have bottomed in February and has since rebounded to close the reporting period at $45.98. Investor sentiment remains very cautious in our view, and indeed almost bearish, but there has been a significant rally in equities of late, with the S&P 500 generating a 13.39% return from February 12 to April 30.

Global Economy Weakens
Concerns over global economic growth continue. In early 2015, the International Monetary
Fund forecasted that the global economy would grow 3.3% in 2015 and 3.8% in 2016. In
October, it lowered those numbers to 3.1% for 2015 and 3.6% for this year. It maintained its 2015 estimate in January, but lowered its 2016 estimate to 3.4%. Also during the reporting period, estimates for global corporate earnings per share for the MSCI World Index were revised downward each month, declining from $106.72 in November to $101.20 as of April
30.

We are encouraged by the actions of many central banks across the globe, including the Bank of Japan (BOJ), the People’s Bank of China, and the European Central Bank, to provide additional economic stimulus. The BOJ, for its part, joined a handful of other countries that have maintained negative interest rates. Many central banks have also expressed a willingness to provide additional stimulus, and in the U.S., the Federal Reserve is taking a cautious approach to normalizing monetary policy after raising the fed funds rate in December.
We note, as we did in the fall of 2015 in an Alger market commentary, that monetary policy is not sufficient to stimulate fundamental, lasting growth in any economy. We hope to see future governmental actions to improve structural growth in Europe, Asia, and other foreign markets, and certainly we see that austerity policies are fading globally.

Further, in the significant changes occurring in international markets and economies, we see many opportunities for investors. Economic and political concerns have dominated investors’ mindset for a significant time now. But, as in the U.S., there are many companies forging ahead in their markets and globally, showing both solid earnings growth and strong fundamentals. We are always on the lookout for companies that are disrupting traditional business models by exploiting large-scale changes. The internet continues to be an investable trend but, especially in emerging markets, adoption of Western technology and lifestyles
(whether directly or in copycat fashion) is meeting with notable success in many regions and sectors.

The U.S. Dollar, Emerging Markets, and Interest Rates
The previous end of the U.S. asset buying program, or quantitative easing, combined with the Federal Reserve’s start to raising interest rates and anticipation of domestic economic growth, has supported a strong U.S. dollar, especially relative to countries that have been increasing monetary stimulus. At the start of the reporting period, the U.S. Dollar Index, which measures U.S. currency against currencies of trading partners, was at 96.89, up considerably from 79.14 in early 2014. Later in the reporting period, the Federal Reserve signaled that it would take a cautious approach to raising interest rates, which caused the strengthening of the U.S. dollar to moderate slightly, and the U.S. Dollar Index closed the reporting period at 93.80. As mentioned previously, investors have fretted over the impact of a strong dollar on U.S. exports and foreign earnings. We think the strong dollar does pose challenges to U.S. exporters, especially those of undifferentiated commodity-like products or services. In the end, however, we think U.S. companies with value-added products and service models that are differentiated from the competition will do fine. Since global competition is fierce, foreign companies seeking to succeed will invest in superior products and services that will help them obtain their goals. We think there are many U.S. companies that offer highly competitive products and services to the global market, even with the recent disadvantage of a stronger U.S. dollar.

Finally, it’s important to note that the strong U.S. dollar has also driven periods of capital outflows from countries with weaker currencies, especially emerging markets. We believe the sensitivity of global markets to the U.S. dollar is likely to cause the Federal Reserve to exercise extreme caution when normalizing monetary policy. At the same time, an estimated
$8 trillion in debt is trading globally with negative yields. When the Federal Reserve eventually takes further actions to normalize policy, it’s likely that higher interest rates will attract even more investors to U.S. debt, which could limit increases in yields here at home.

The Appeal of Growth Equities and the Downside of the Investor Stampede
We believe growth stocks are well positioned to outperform the market and especially bond-
like equites that have recently reached extreme valuations. The recent market action has left traditional growth stocks at attractive valuations, especially when assessing PEG ratios.
PEG ratios are determined by dividing a company’s price-to-earnings ratio, or P/E, by its expected earnings growth rate. As of April 30 of this year, the 12-month forward earnings
PEG for the Russell 1000 Growth Index was 42% lower than that of the Russell 1000 Value
Index. For most of 2016, the difference in PEGs has exceeded anything that has occurred since at least 2002. In addition, bond-like sectors such as Utilities and Consumer Staples are trading at over a 20% premium to their 20-year average P/E ratio while growth sectors like Information Technology and Health Care are trading at double-digit discounts. From a historical perspective, low P/E ratios have typically indicated strong potential for stocks to outperform and we believe the current valuations of growth stocks are no exception.

Over the long term, equity returns are driven by corporate fundamentals, including earnings and revenue growth. While dividend yields play an important role in the total return an investor should expect from equities, it is a mistake, in our view, to focus solely, or overly, on the dividend yield of a stock itself. It is, after all, a company’s fundamental success growing its sales and profits that ultimately will deliver the cash flow to support dividends and future dividend growth. The recent stampede into bond-like equities shows many signs of investors’ failure to discriminate between companies with strong longer term fundamentals and those that simply happen to pay a relatively higher dividend yield today. Much like fixed-income securities, these bond-like equities will be very interest-rate sensitive. Even a small change in interest rates or inflation could hurt the performance of bond-like stocks, especially those trading at high valuations with poor growth prospects or leveraged balance sheets.

Reasons for Optimism
Concerns over global growth are likely to drive market volatility, but we maintain that the
U.S. will continue to be an economic leader. April marked the 74th consecutive month of private-sector job growth in the U.S., which is an unprecedented accomplishment. Over the last year, the majority of those who have returned to the labor force have been from among the long-term unemployed, which is a category of Americans that has traditionally faced substantial challenges with finding work. In addition to steady job creation, the nation’s
5.0% unemployment rate implies that the job market is healthy. We continue to believe that low oil prices combined with low inflation and the Federal Reserve’s cautious approach to raising interest rates will continue to support the country’s economy.

Corporate America is also strong. In the fourth quarter, S&P 500 companies ex-financials held $1.44 trillion in cash, according to FactSet Research Systems, Inc. The figure represents a 0.5% year-over-year decline, but is still the third-highest level in 10 years. Fixed capital expenditures during the quarter also declined when compared to the record level of outlays during the same quarter of 2014. Yet, the $170.4 billion in outlays for the final quarter of 2015 represented the third-highest level in 10 years, despite a 41% drop in capital expenditures by energy companies. Corporations are also buying back stock at a rapid pace, with approximately 30% of S&P 500 constituents having reduced their share count by at least 4% during the first quarter, according to S&P Capital IQ.

We urge investors to carefully assess the appeal of growth equities and to evaluate the role of bond-like equities in their investment strategies. We are in an era of rapid and dynamic change. New technologies such as the internet, smartphones, ebooks, and social media have reached 50% market penetration in a fraction of the time that older innovations such as washing machines, dishwashers, and landline telephones required. Medical innovation in orthopedic, cardiac, and cancer treatments (to name only a few) has advanced and will continue to advance in ways that were unimaginable only a generation or so ago. We think every prudent, long-term investor should have a portfolio “overweight” in the industries, companies, and trends that are changing nearly every aspect of modern day life.

Portfolio Matters
Alger Capital Appreciation Institutional Fund
The Alger Capital Appreciation Institutional Fund returned -4.12% for the fiscal six-month period ended April 30, 2016, compared to the -1.37% return of the Russell 1000 Growth
Index.

During the period, the largest sector weightings were Information Technology and
Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Staples. Stock selection resulted in the
Consumer Discretionary sector contributing to relative performance, while other sectors detracted from results.

Among the most important relative contributors were Apple, Inc.; Newell Brands, Inc.;
Honeywell International, Inc.; and Edwards Lifesciences Corp. Shares of social network provider Facebook, Inc., Cl. A also contributed to performance. Facebook performed strongly in response to the company’s social network continuing to take advertising market share from print and television media. We believe investors were also encouraged by the growth of Instagram, which is the company’s video- and photo-sharing network, and by the potential for Facebook to further grow advertising revenues.

Conversely, detracting from overall results on a relative basis were Allergan PLC.; Vertex
Pharmaceuticals, Inc.; Norwegian Cruise Line Holdings Ltd.; and Anadarko Petroleum
Corp. Also detracting from performance were shares of LinkedIn Corporation Cl A. The company operates the world’s largest social network for professionals and provides services for recruiters and human resource professionals. LinkedIn also offers digital advertising and premium memberships. During the first quarter, the company disclosed disappointing sales and it provided weak profit guidance. It said Europe and Asia were weak areas.

Alger Capital Appreciation Focus Fund
The Alger Capital Appreciation Focus Fund returned -4.28% for the fiscal six-month period ended April 30, 2016, compared to the -1.37% return of its benchmark, the Russell 1000
Growth Index.

During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Staples. Relative outperformance in the Information
Technology and Industrials sectors was the most important contributor to performance, while Health Care and Financials were among sectors that detracted from results.

Among the most important relative contributors were Apple, Inc.; Honeywell International,
Inc.; Newell Brands, Inc.; and HD Supply Holdings, Inc. Shares of social network provider
Facebook, Inc., Cl. A also contributed to performance. The stock performed strongly in response to reasons identified in the Alger Capital Appreciation Institutional Fund
discussion.

Conversely, detracting from overall results on a relative basis were Norwegian Cruise Line
Holdings Ltd.; Vertex Pharmaceuticals, Inc.; Delphi Automotive PLC.; and Shire PLC. Shares
of Allergan PLC. also detracted from results. The company manufactures and distributes both branded and generic pharmaceuticals globally. With an upcoming presidential election, investors were concerned that increased government regulatory intervention could negatively affect the company’s closing of a planned merger with Pfizer, Inc. The deal was eventually halted by regulators.

Alger Mid Cap Growth Institutional Fund
The Alger Mid Cap Growth Institutional Fund returned -6.12% for the fiscal six-month period ended April 30, 2016, compared to the -1.54% return of Russell Midcap Growth
Index.

During the reporting period, the largest sector weightings were Consumer Discretionary and Information Technology. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Staples. Stock selection in the Consumer
Discretionary, Materials and Energy sectors contributed to relative performance, while
Health Care and Information Technology were among sectors that detracted from results.

Among the most important relative contributors were Newell Brands, Inc.; Broadcom Ltd.;
Coach, Inc.; and CBS Corp., Cl. B. Shares of HD Supply Holdings, Inc. also contributed to performance. HD Supply Holdings is an industrial distributor of products for infrastructure, housing, commercial buildings, and other construction applications. During the first quarter, investors responded favorably to the healthy residential housing market and stronger-than-
expected guidance from the company. Investors also responded favorably to the company refinancing expensive debt.

Conversely, detracting from overall results on a relative basis were NetScout Systems,
Inc.; Norwegian Cruise Line Holdings Ltd.; Portola Pharmaceuticals, Inc.; and DexCom,
Inc. Shares of Royal Caribbean Cruises Ltd. also detracted from results. Royal Caribbean is a leading cruise operator. Investor concerns over the impact of a potential economic slowdown on consumer cyclicals caused shares of Royal Caribbean to underperform.
We believe investors’ outlook for the economy has improved, but performance of Royal
Caribbean stock did not initially bounce back, perhaps because of concerns over terrorism.

Alger Small Cap Growth Institutional Fund
The Alger Small Cap Growth Institutional Fund returned -9.54% for the fiscal six-month period ended April 30, 2016, compared to the -4.96 % return of the Russell 2000 Growth
Index.

During the period, the largest sector weightings were Information Technology and Health
Care. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary. The Energy and Health Care sectors provided the largest contributions to relative performance, while Information Technology and
Consumer Discretionary were among sectors that detracted from results.

Among the most important relative contributors were CyrusOne, Inc.; PRA Health Sciences,
Inc.; Sun Hydraulics Corp.; and FEI Co. Shares of Burlington Stores, Inc. also contributed to performance. Burlington Stores is a retailer of branded clothing and other apparel in the U.S. The company’s off-price retail model has benefitted from a lackluster economic environment highlighted by wages not keeping pace with increasing clothing prices. As a result, Burlington reported revenues that were in line with expectations and earnings growth for 2015 despite weak fourth-quarter margins due in part to mild fall and winter weather hurting sales of warm clothing.

Conversely, detracting from overall results on a relative basis were WisdomTree Investments,
Inc.; Proofpoint, Inc.; and Incyte Corp. Shares of SPS Commerce, Inc. also detracted from results. The company offers cloud-based software that enhances how suppliers, retailers, and distributors manage and fulfill customer orders. The company reported fourth-quarter earnings that were slightly above expectations, but it issued disappointing guidance for
2016. This past quarter, management said the company faced challenges in hiring additional salespeople due to the improving labor market; therefore, SPS Commerce expects to ramp up hiring this year, which could delay re-acceleration in recurring revenue growth.

I thank you for putting your trust in Alger.

Daniel C. Chung, CFA
Chief Investment Officer
Fred Alger Management, Inc.

As of April 30, 2016, the following companies represented the stated percentages of Alger assets under management: Amazon.com, Inc., 3.56%; Netflix, Inc.; 0.27%; Alphabet, Inc.;
(formerly Google), 05.81%; and Apple, Inc., 4.15%.

Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the funds. This report is not authorized for distribution to prospective investors in a fund unless preceded or accompanied by an effective prospectus for the fund. Fund returns represent the fiscal period return of Class I shares.

The performance data quoted represent past performance, which is not an indication or guarantee of future results.
Standardized performance results can be found on the following pages. The investment return and principal value of an investment in a fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 992-3863.

The views and opinions of the funds’ management in this report are as of the date of the
Shareholders’ Letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated
herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including, without limitation, in response to cash flows, inclusion in a benchmark, and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a fund. Please refer to the Schedules of Investments for each fund that is included in this report for a complete list of fund holdings as of April 30, 2016. Securities mentioned in the Shareholders’ Letter, if not found in the Schedule of Investments, may have been held by the funds during the six-month period.

A Word about Risk
Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources.
Funds that participate in leveraging, such as the Capital Appreciation Institutional Fund, are subject to the risk that the cost of borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, a fund’s net asset value can decrease more quickly than if the fund had not borrowed.

A small investment in derivatives could have a potentially large impact on a fund’s performance. When purchasing options, a fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by a fund is exercised, the fund will not participate in any increase in the underlying security’s value above the exercise price. When a put option written by a fund is exercised, the fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in a fund’s portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally.

Because certain options may require settlement in cash, a fund may be forced to liquidate portfolio securities to meet settlement obligations. For a more detailed discussion of the risks associated with these funds, please see the prospectus.

Before investing, carefully consider a fund’s investment objective, risks, charges, and expenses. For a prospectus or a summary prospectus containing this and other information about The Alger Institutional Funds call us at (800) 992-3863 or visit us at www.alger.com. Read it carefully before investing.
Fred Alger & Company, Incorporated, Distributor. Member NYSE Euronext,
SIPC.
NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.
Definitions:

• S&P 500 index: An index of large company stocks considered representative of the U.S. stock market.
• Morgan Stanley Capital International (MSCI) All Country World Index
(ACWI) ex USA is an unmanaged, market capitalization-weighted index de-
signed to provide a broad measure of equity market performance throughout the world, including both developing and emerging markets, but excluding the United States.
• MSCI Emerging Markets Index: A free float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets.
• Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.
• Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.
• Russell 1000 Value Index: An index designed to track the performance of large-capitalization stocks that have value characteristics.
• Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.
• Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.
• The MSCI World Index: An index that captures large and mid cap repre-
sentation across 23 Developed Markets (DM) countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.
• FactSet Research Systems, Inc. is a multinational financial data and software company.
• S&P Capital IQ provides research, data, and analysis on capital markets and other topics for investment managers, investment banks, private equity funds, advisory firms, corporations and universities.
• The U.S. Dollar Index measures US currency against currencies of trading partners.

FUND PERFORMANCE AS OF 3/31/16 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS
	1	5	10	SINCE
	YEAR	YEARS	YEARS	INCEPTION
Alger Capital Appreciation Class I (Inception 11/8/93)	(2.10)%	11.41%	9.76%	11.63%
Alger Capital Appreciation Class R (Inception 1/27/03)*	(2.56)%	10.86%	9.21%	11.07%

Alger Capital Appreciation Focus Class A (Inception
12/31/12)	(6.53)%	n/a	n/a	13.67%
Alger Capital Appreciation Focus Class C (Inception
12/31/12)	(3.03)%	n/a	n/a	14.70%
Alger Capital Appreciation Focus Class I (Inception
11/8/93)	(1.22)%	10.49%	6.03%	8.18%
Alger Capital Appreciation Focus Class Z (Inception
12/31/12)	(0.96)%	n/a	n/a	16.03%

Alger Mid Cap Growth Class I (Inception 11/8/93)	(12.45)%	6.51%	4.30%	11.28%
Alger Mid Cap Growth Class R (Inception 1/27/03)*	(12.95)%	5.95%	3.76%	10.72%

Alger Small Cap Growth Class I (Inception 11/8/93)	(17.72)%	3.23%	4.20%	8.18%
Alger Small Cap Growth Class R (Inception 1/27/03)*	(18.16)%	2.71%	3.69%	7.66%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains.
* Since inception performance is calculated from 11/08/93. Performance figures prior to 1/27/03, inception of Class R shares, are those of the Fund's Class I Shares.  The performance figures prior to 1/27/03 have been reduced to reflect the higher operating expenses of Class R shares.

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Fund Highlights Through April 30, 2016 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Capital
Appreciation Institutional Fund Class I shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2016. Figures for the Alger Capital Appreciation Institutional Fund Class
I shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger Capital
Appreciation Institutional Fund Class R shares may vary from the results shown above due to differences in expenses the class bears. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/16
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARSr	11/8/1993
Class I (Inception 11/8/93)	(2.34)%	10.34%	9.60%	11.53%
Class R (Inception 1/27/03)*	(2.82)%	9.79%	9.05%	10.97%
Russell 1000 Growth Index	1.07%	11.44%	8.20%	8.51%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

* Since inception performance is calculated from 11/08/93. Performance figures prior to 1/27/03, inception of Class R shares, are those of the Fund's Class I Shares.  The performance figures prior to 1/27/03 have been reduced to reflect the higher operating expenses of Class R shares.

ALGER CAPITAL APPRECIATION FOCUS FUND
Fund Highlights Through April 30, 2016 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Capital
Appreciation Focus Fund Class I shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2016. Beginning December 31, 2012 Alger Capital Appreciation Focus
Fund changed its investment strategy to invest a substantial portion of its assets in a small number of issuers. The figures for the Alger Capital Appreciation Focus Fund Class I shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger Capital Appreciation Focus Fund Class A, Class C and Class Z
shares may vary from the results shown above due to differences in expenses the class bears. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/16
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	11/8/1993
Class I (Inception 11/8/93)	(2.67)%	9.42%	5.71%	8.06%
Russell 1000 Growth Index	1.07%	11.44%	8.20%	8.51%

				Since
	1 YEAR	5 YEARS	10 YEARS	12/31/2012
Class A (Inception 12/31/12)	(7.92)%	n/a	n/a	12.69%
Class C (Inception 12/31/12)	(4.45)%	n/a	n/a	13.68%
Class Z (Inception 12/31/12)	(2.40)%	n/a	n/a	14.98%
Russell 1000 Growth Index	1.07%	n/a	n/a	14.99%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

ALGER MID CAP GROWTH INSTITUTIONAL FUND
Fund Highlights Through April 30, 2016 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Mid Cap
Growth Institutional Fund Class I shares and the Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2016. Figures for the Alger Mid Cap Growth Institutional Fund Class I
shares and the Russell Midcap Growth Index include reinvestment of dividends. Performance for the Alger Mid Cap
Growth Institutional Fund Class R shares may vary from the results shown above due to differences in expenses the class bears. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/16
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	11/8/1993
Class I (Inception 11/8/93)	(11.09)%	5.53%	4.23%	11.21%
Class R (Inception 1/27/03)*	(11.54)%	4.99%	3.70%	10.65%
Russell Midcap Growth Index	(4.13)%	9.20%	7.38%	9.12%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

* Since inception performance is calculated from 11/08/93. Performance figures prior to 1/27/03, inception of Class R shares, are those of the Fund's Class I Shares.  The performance figures prior to 1/27/03 have been reduced to reflect the higher operating expenses of Class R shares.

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Fund Highlights Through April 30, 2016 (Unaudited)

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger Small Cap
Growth Institutional Fund Class I shares and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2016. The figures for the Alger Small Cap Growth Institutional Fund Class
I shares and the Russell 2000 Growth Index include reinvestment of dividends. Performance for the Alger Small
Cap Growth Institutional Fund Class R shares may vary from the results shown above due to differences in expenses the class bears. Investors cannot invest directly in any index. Index performance does not reflect deduction for fees, expenses, or taxes.

PERFORMANCE COMPARISON AS OF 4/30/16
AVERAGE ANNUAL TOTAL RETURNS
				Since
	1 YEAR	5 YEARS	10 YEARS	11/8/1993
Class I (Inception 11/8/93)	(13.72)%	2.53%	4.19%	8.20%
Class R (Inception 1/27/03)*	(14.17)%	2.03%	3.68%	7.68%
Russell 2000 Growth Index	(8.27)%	7.15%	6.14%	6.62%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on Fund distributions or on the redemption of Fund shares.
Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost.
Current performance may be higher or lower than the performance quoted. For updated performance, visit us at www.alger.com or call us at (800) 992-3863.

* Since inception performance is calculated from 11/08/93. Performance figures prior to 1/27/03, inception of Class R shares, are those of the Fund's Class I Shares.  The performance figures prior to 1/27/03 have been reduced to reflect the higher operating expenses of Class R shares.

PORTFOLIO SUMMARY†
April 30, 2016 (Unaudited)

	Alger Capital
	Appreciation Institutional	Alger Capital	Alger Mid Cap Growth	Alger Small Cap Growth
SECTORS	Fund	Appreciation Focus Fund	Institutional Fund	Institutional Fund
Consumer Discretionary	18.4%	20.1%	27.1%	12.0%
Consumer Staples	8.2	3.7	5.0	1.7
Energy	1.6	1.4	1.0	1.6
Financials	3.1	5.0	7.7	8.1
Health Care	18.3	18.0	15.7	28.7
Industrials	10.7	8.3	15.9	10.3
Information Technology	33.1	36.8	22.4	31.7
Materials	1.2	0.7	4.8	3.0
Telecommunication Services	1.9	1.5	0.0	0.0
Short-Term Investments and
Net Other Assets	3.5	4.5	0.4	2.9
	100.0%	100.0%	100.0%	100.0%

† Based on net assets for each Fund

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited)

COMMON STOCKS—94.4%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	124,658	$52,356
AEROSPACE & DEFENSE—5.1%
Honeywell International, Inc.	1,180,459	134,891,050
Lockheed Martin Corp.	98,571	22,905,929
The Boeing Co.	175,763	23,692,852
TransDigm Group, Inc.*	15,600	3,554,772
		185,044,603
AIRLINES—1.2%
Delta Air Lines, Inc.	579,700	24,156,099
Southwest Airlines Co	424,500	18,936,945
Spirit Airlines, Inc.*	36,500	1,603,445
		44,696,489
ALTERNATIVE CARRIERS—0.6%
Level 3 Communications, Inc.*	416,109	21,745,856
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
Hanesbrands, Inc.	316,500	9,187,995
PVH Corp.	100,500	9,607,800
Under Armour, Inc., Cl. A*	59,500	2,614,430
		21,410,225
APPLICATION SOFTWARE—2.2%
Adobe Systems, Inc.*	357,554	33,688,738
salesforce.com, inc.*	625,234	47,392,737
		81,081,475
AUTO PARTS & EQUIPMENT—1.4%
Delphi Automotive PLC.	595,027	43,811,838
WABCO Holdings, Inc.*	60,300	6,763,248
		50,575,086
AUTOMOBILE MANUFACTURERS—0.1%
Tesla Motors, Inc.*	15,800	3,804,008
BIOTECHNOLOGY—4.7%
ACADIA Pharmaceuticals, Inc.*	286,100	9,241,030
Biogen, Inc.*	122,045	33,561,155
BioMarin Pharmaceutical, Inc.*	266,130	22,535,888
Celgene Corp.*	420,690	43,503,553
Gilead Sciences, Inc.	363,022	32,022,171
Incyte Corp.*	75,798	5,477,921
Vertex Pharmaceuticals, Inc.*	286,718	24,181,796
		170,523,514
BREWERS—1.5%
Molson Coors Brewing Co., Cl. B	571,576	54,659,813
BROADCASTING—1.5%
CBS Corp., Cl. B	1,003,000	56,077,730
BUILDING PRODUCTS—0.3%
Fortune Brands Home & Security, Inc.	183,497	10,167,569
Lennox International, Inc.	13,684	1,846,656
		12,014,225

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CABLE & SATELLITE—1.7%
Comcast Corporation, Cl. A	1,022,820	$62,146,543
CASINOS & GAMING—0.2%
Las Vegas Sands Corp.	120,700	5,449,605
COMMUNICATIONS EQUIPMENT—0.3%
Arista Networks, Inc.*	106,330	7,083,705
Cisco Systems, Inc.	144,400	3,969,556
		11,053,261
CONSUMER FINANCE—0.1%
LendingClub Corp.*	397,300	3,138,670
DATA PROCESSING & OUTSOURCED SERVICES—4.0%
Alliance Data Systems Corp.*	18,427	3,746,394
Sabre Corp.	682,740	19,765,323
Visa, Inc., Cl. A	1,562,555	120,691,748
		144,203,465
DIVERSIFIED CHEMICALS—0.2%
EI Du Pont de Nemours & Co.	118,400	7,803,744
DRUG RETAIL—1.5%
CVS Caremark Corp.	418,108	42,019,854
Walgreens Boots Alliance, Inc.	170,293	13,500,829
		55,520,683
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Eaton Corp., PLC.	213,500	13,508,145
ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Stericycle, Inc.*	168,400	16,092,304
FOOD RETAIL—0.6%
The Kroger Co.	575,252	20,358,168
GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.	217,429	17,809,609
Dollar Tree, Inc.*	163,721	13,050,201
		30,859,810
HEALTH CARE EQUIPMENT—3.2%
Boston Scientific Corp.*	991,300	21,729,296
DexCom, Inc.*	188,100	12,109,878
Edwards Lifesciences Corp.*	273,000	28,995,330
Medtronic PLC.	234,900	18,592,335
STERIS PLC.	335,700	23,723,919
Stryker Corp.	111,300	12,132,813
		117,283,571
HEALTH CARE FACILITIES—0.7%
Acadia Healthcare Co., Inc.*	47,000	2,969,930
Amsurg Corp.*	120,300	9,741,894
HCA Holdings, Inc.*	170,047	13,709,189
		26,421,013
HOME ENTERTAINMENT SOFTWARE—1.0%
Activision Blizzard, Inc.	165,954	5,720,434
Electronic Arts, Inc.*	502,800	31,098,180
		36,818,614

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOME IMPROVEMENT RETAIL—0.8%
The Home Depot, Inc.	220,807	$29,563,849
HOTELS RESORTS & CRUISE LINES—1.4%
Ctrip.com International Ltd.#*	299,894	13,078,377
Norwegian Cruise Line Holdings Ltd.*	486,000	23,760,540
Royal Caribbean Cruises Ltd.	189,300	14,651,820
		51,490,737
HOUSEWARES & SPECIALTIES—1.9%
Newell Brands, Inc.	1,534,493	69,880,811
HYPERMARKETS & SUPER CENTERS—0.5%
Costco Wholesale Corp.	123,000	18,219,990
INDUSTRIAL CONGLOMERATES—0.8%
3M Co.	70,100	11,733,338
General Electric Co.	584,189	17,963,812
		29,697,150
INDUSTRIAL GASES—0.2%
Air Products & Chemicals, Inc.	39,027	5,693,649
INTEGRATED OIL & GAS—0.3%
TOTAL SA#	207,400	10,525,550
INTEGRATED TELECOMMUNICATION SERVICES—1.3%
AT&T, Inc.	661,400	25,675,548
Verizon Communications, Inc.	433,600	22,087,584
		47,763,132
INTERNET RETAIL—4.3%
Amazon.com, Inc.*	223,571	147,465,196
NetFlix, Inc.*	99,996	9,002,640
The Priceline Group, Inc.*	1,400	1,881,124
		158,348,960
INTERNET SOFTWARE & SERVICES—12.8%
Alphabet, Inc., Cl. C*	352,219	244,091,289
comScore, Inc.*	225,400	6,901,748
Facebook, Inc., Cl. A*	1,403,932	165,074,325
LinkedIn Corp., Cl. A*	81,036	10,154,621
Palantir Technologies, Inc., Cl. A*,@	239,030	2,629,330
Twitter, Inc.*	67,900	992,698
Yahoo! Inc.*	1,035,148	37,886,417
		467,730,428
INVESTMENT BANKING & BROKERAGE—0.5%
Morgan Stanley	543,430	14,705,216
The Goldman Sachs Group, Inc.	29,000	4,759,190
		19,464,406
LEISURE PRODUCTS—0.5%
Coach, Inc.	471,200	18,975,224
LIFE SCIENCES TOOLS & SERVICES—2.1%
Thermo Fisher Scientific, Inc.	518,779	74,833,871
MANAGED HEALTH CARE—2.3%
Aetna, Inc.	116,557	13,085,854
Humana, Inc.	50,200	8,888,914

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MANAGED HEALTH CARE—(CONT.)
UnitedHealth Group, Inc.	470,204	$61,916,463
		83,891,231
MOVIES & ENTERTAINMENT—0.5%
The Walt Disney Co.	67,865	7,007,740
Time Warner, Inc.	127,952	9,614,313
		16,622,053
OIL & GAS EQUIPMENT & SERVICES—0.6%
Halliburton Company	294,991	12,186,078
Schlumberger Ltd.	41,400	3,326,076
Weatherford International PLC.*	694,900	5,649,537
		21,161,691
OIL & GAS EXPLORATION & PRODUCTION—0.7%
EOG Resources, Inc.	242,400	20,027,088
Pioneer Natural Resources Co.	35,100	5,830,110
		25,857,198
OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
Bank of America Corp.	1,301,243	18,946,098
PACKAGED FOODS & MEATS—0.5%
Mead Johnson Nutrition Co., Cl. A	21,800	1,899,870
The Kraft Heinz Co.	194,000	15,145,580
TreeHouse Foods, Inc.*	25,500	2,254,200
		19,299,650
PHARMACEUTICALS—5.2%
Allergan PLC.*	365,010	79,046,566
Bristol-Myers Squibb Co.	837,940	60,482,509
Eli Lilly & Co.	207,900	15,702,687
Pacira Pharmaceuticals, Inc.*	305,694	16,541,102
Pfizer, Inc.	334,300	10,934,953
Shire PLC.	116,632	7,278,817
		189,986,634
RAILROADS—0.3%
Union Pacific Corp.	136,846	11,937,077
REGIONAL BANKS—0.2%
Citizens Financial Group, Inc.	350,000	7,997,500
RESEARCH & CONSULTING SERVICES—0.5%
Verisk Analytics, Inc., Cl. A*	244,800	18,991,584
RESTAURANTS—1.4%
McDonald's Corp.	166,294	21,034,528
Starbucks Corp.	512,973	28,844,472
		49,879,000
SECURITY & ALARM SERVICES—0.6%
Tyco International PLC.	523,373	20,160,328
SEMICONDUCTORS—2.5%
Broadcom Ltd.	274,560	40,017,120
Microsemi Corp.*	636,000	21,490,440
NXP Semiconductors NV*	350,397	29,881,856
		91,389,416

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOFT DRINKS—2.1%
Monster Beverage Corp.*	59,900	$8,638,778
PepsiCo, Inc.	648,547	66,774,399
The Coca-Cola Co.	39,400	1,765,120
		77,178,297
SPECIALIZED CONSUMER SERVICES—0.6%
ServiceMaster Global Holdings, Inc.*	531,000	20,347,920
SPECIALIZED FINANCE—0.2%
S&P Global, Inc.	68,566	7,326,277
SPECIALTY CHEMICALS—0.8%
PPG Industries, Inc.	131,869	14,557,019
The Sherwin-Williams Co.	55,800	16,031,898
		30,588,917
SPECIALTY STORES—0.7%
Signet Jewelers Ltd.	218,293	23,697,888
SYSTEMS SOFTWARE—5.4%
Microsoft Corp.	3,252,219	162,188,162
Oracle Corp.	181,900	7,250,534
Red Hat, Inc.*	180,400	13,235,948
ServiceNow, Inc.*	224,834	16,071,134
		198,745,778
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.6%
Apple, Inc.	1,791,321	167,918,431
TOBACCO—1.5%
Altria Group, Inc.	532,194	33,373,886
Philip Morris International, Inc.	220,900	21,674,708
		55,048,594
TRADING COMPANIES & DISTRIBUTORS—0.9%
HD Supply Holdings, Inc.*	997,656	34,199,648
TOTAL COMMON STOCKS
(Cost $3,152,285,223)		3,445,701,943
PREFERRED STOCKS—0.5%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	1,074,935	451,473
Choicestream, Inc., Cl. B*,@,(a)	2,500,538	1,050,226
		1,501,699
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	974,841	10,723,251
Palantir Technologies, Inc., Cl. D*,@	127,007	1,397,077
		12,120,328
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	111,655	3,690,198
TOTAL PREFERRED STOCKS
(Cost $13,252,335)		17,312,225
MASTER LIMITED PARTNERSHIP—0.7%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
The Blackstone Group LP.	953,062	26,152,021
(Cost $30,055,316)		26,152,021

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—0.9%	SHARES	VALUE
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	833,840	$22,913,923
SPECIALIZED—0.3%
Crown Castle International Corp.	144,700	12,571,536
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $36,699,515)		35,485,459
Total Investments
(Cost $3,232,292,389)(b)	96.5%	3,524,651,648
Other Assets in Excess of Liabilities	3.5%	126,528,597
NET ASSETS	100.0%	$3,651,180,245

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,293,870,885, amounted to $230,780,763 which consisted of aggregate gross unrealized appreciation of
$368,002,684 and aggregate gross unrealized depreciation of $137,221,921.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2016
Choicestream, Inc.	03/14/14	$36,151	0.00%	$52,356	0.00%
Choicestream, Inc., Cl. A	12/17/13	859,605	0.03%	451,473	0.01%
Choicestream, Inc., Cl. B	07/10/14	1,500,323	0.05%	1,050,226	0.03%
Intarcia Therapeutics, Inc.	03/27/14	3,616,506	0.14%	3,690,198	0.10%
Palantir Technologies, Inc., Cl. A	10/07/14	1,555,368	0.05%	2,629,330	0.07%
Palantir Technologies, Inc., Cl. B	10/07/14	6,437,297	0.22%	10,723,251	0.29%
Palantir Technologies, Inc., Cl. D	10/14/14	838,605	0.03%	1,397,077	0.04%
Total				$19,993,911	0.54%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments April 30, 2016 (Unaudited)

COMMON STOCKS—91.6%	SHARES	VALUE
AEROSPACE & DEFENSE—5.2%
Honeywell International, Inc.	32,190	$3,678,351
AIRLINES—1.1%
Delta Air Lines, Inc.	18,060	752,560
ALTERNATIVE CARRIERS—1.5%
Level 3 Communications, Inc.*	20,060	1,048,336
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
PVH Corp.	9,080	868,048
APPLICATION SOFTWARE—2.6%
Adobe Systems, Inc.*	8,550	805,581
salesforce.com, inc.*	13,960	1,058,168
		1,863,749
AUTO PARTS & EQUIPMENT—1.5%
Delphi Automotive PLC.	14,000	1,030,820
BIOTECHNOLOGY—5.0%
Biogen, Inc.*	3,100	852,469
BioMarin Pharmaceutical, Inc.*	6,350	537,718
Celgene Corp.*	10,260	1,060,987
Gilead Sciences, Inc.	6,830	602,474
Vertex Pharmaceuticals, Inc.*	5,310	447,845
		3,501,493
BREWERS—1.5%
Molson Coors Brewing Co., Cl. B	10,840	1,036,629
BROADCASTING—4.8%
CBS Corp., Cl. B	60,690	3,393,178
CABLE & SATELLITE—2.3%
Comcast Corporation, Cl. A	26,630	1,618,039
CASINOS & GAMING—0.9%
Red Rock Resorts, Inc., Cl. A*	32,700	609,528
DATA PROCESSING & OUTSOURCED SERVICES—3.9%
Visa, Inc., Cl. A	35,490	2,741,248
DRUG RETAIL—1.2%
CVS Caremark Corp.	8,400	844,200
HEALTH CARE EQUIPMENT—2.1%
DexCom, Inc.*	7,080	455,810
Edwards Lifesciences Corp.*	4,660	494,939
STERIS PLC.	7,390	522,251
		1,473,000
HOME ENTERTAINMENT SOFTWARE—2.3%
Electronic Arts, Inc.*	25,880	1,600,678
HOTELS RESORTS & CRUISE LINES—2.5%
Norwegian Cruise Line Holdings Ltd.*	35,767	1,748,649
HOUSEWARES & SPECIALTIES—1.8%
Newell Brands, Inc.	27,825	1,267,151

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET RETAIL—4.1%
Amazon.com, Inc.*	4,430	$2,921,984
INTERNET SOFTWARE & SERVICES—14.9%
Alphabet, Inc., Cl. C*	6,851	4,747,812
comScore, Inc.*	10,190	312,018
Facebook, Inc., Cl. A*	27,530	3,236,977
Match Group, Inc.*	29,580	337,212
Stamps.com, Inc.*	11,620	957,023
Yahoo! Inc.*	26,230	960,018
		10,551,060
INVESTMENT BANKING & BROKERAGE—0.6%
Morgan Stanley	16,790	454,337
LIFE SCIENCES TOOLS & SERVICES—2.3%
Thermo Fisher Scientific, Inc.	11,280	1,627,140
MANAGED HEALTH CARE—2.7%
UnitedHealth Group, Inc.	14,710	1,937,013
OIL & GAS EQUIPMENT & SERVICES—0.3%
Weatherford International PLC.*	28,810	234,225
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Anadarko Petroleum Corp.	15,129	798,206
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	49,010	713,586
PACKAGED FOODS & MEATS—1.0%
Pinnacle Foods, Inc.	16,310	694,643
PHARMACEUTICALS—5.4%
Allergan PLC.*	8,760	1,897,066
Bristol-Myers Squibb Co.	22,380	1,615,388
Pacira Pharmaceuticals, Inc.*	6,020	325,742
		3,838,196
SECURITY & ALARM SERVICES—0.7%
Tyco International PLC.	12,030	463,396
SEMICONDUCTORS—3.1%
Broadcom Ltd.	7,350	1,071,262
Microsemi Corp.*	13,460	454,813
NXP Semiconductors NV*	7,870	671,154
		2,197,229
SPECIALTY CHEMICALS—0.7%
The Sherwin-Williams Co.	1,640	471,188
SPECIALTY STORES—1.0%
Signet Jewelers Ltd.	6,450	700,212
SYSTEMS SOFTWARE—5.3%
Microsoft Corp.	66,990	3,340,791
TubeMogul, Inc.*	32,630	422,885
		3,763,676

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.7%
Apple, Inc.	35,711	$3,347,549
TRADING COMPANIES & DISTRIBUTORS—1.3%
HD Supply Holdings, Inc.*	27,130	930,016
TOTAL COMMON STOCKS
(Cost $61,854,144)		64,719,313
PREFERRED STOCKS—0.5%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	76,825	347,249
(Cost $345,713)		347,249
MASTER LIMITED PARTNERSHIP—1.2%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
The Blackstone Group LP.	31,770	871,769
(Cost $945,997)		871,769
REAL ESTATE INVESTMENT TRUST—2.2%	SHARES	VALUE
SPECIALIZED—2.2%
Crown Castle International Corp.	17,970	1,561,234
(Cost $1,521,597)		1,561,234
Total Investments
(Cost $64,667,451)(b)	95.5%	67,499,565
Other Assets in Excess of Liabilities	4.5%	3,151,188
NET ASSETS	100.0%	$70,650,753

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $65,845,255, amounted to $1,654,310 which consisted of aggregate gross unrealized appreciation of
$4,623,399 and aggregate gross unrealized depreciation of $2,969,089.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2016
Prosetta Biosciences, Inc.	02/06/15	$345,713	0.80%	$347,249	0.49%
Total				$347,249	0.49%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited)

COMMON STOCKS—94.2%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	8,930	$3,750
AEROSPACE & DEFENSE—2.4%
Hexcel Corp.	26,800	1,213,236
TransDigm Group, Inc.*	6,800	1,549,516
		2,762,752
AIRLINES—1.9%
Southwest Airlines Co	24,400	1,088,484
Spirit Airlines, Inc.*	7,800	342,654
United Continental Holdings, Inc.*	15,100	691,731
		2,122,869
APPAREL ACCESSORIES & LUXURY GOODS—3.4%
Hanesbrands, Inc.	48,900	1,419,567
lululemon athletica, Inc.*	8,000	524,400
PVH Corp.	10,500	1,003,800
Under Armour, Inc., Cl. A*	11,800	518,492
Under Armour, Inc., Cl. C*	10,600	432,480
		3,898,739
APPAREL RETAIL—1.8%
Burlington Stores, Inc.*	11,800	672,246
Ross Stores, Inc.	24,500	1,391,110
		2,063,356
APPLICATION SOFTWARE—0.5%
Guidewire Software, Inc.*	3,300	188,001
Intuit, Inc.	3,700	373,293
		561,294
AUTO PARTS & EQUIPMENT—2.4%
Delphi Automotive PLC.	20,950	1,542,548
WABCO Holdings, Inc.*	10,000	1,121,600
		2,664,148
AUTOMOBILE MANUFACTURERS—0.2%
Tesla Motors, Inc.*	800	192,608
AUTOMOTIVE RETAIL—0.9%
O'Reilly Automotive, Inc.*	3,900	1,024,452
BIOTECHNOLOGY—3.4%
Anacor Pharmaceuticals, Inc.*	5,600	351,344
BioMarin Pharmaceutical, Inc.*	8,000	677,440
Bluebird Bio, Inc.*	5,100	226,185
Incyte Corp.*	8,500	614,295
Juno Therapeutics, Inc.*	2,500	105,225
Portola Pharmaceuticals, Inc.*	11,600	275,616
Ultragenyx Pharmaceutical, Inc.*	6,400	432,768
United Therapeutics Corp.*	5,700	599,640
Vertex Pharmaceuticals, Inc.*	6,300	531,342
		3,813,855
BROADCASTING—1.2%
CBS Corp., Cl. B	23,900	1,336,249

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BROADCASTING & CABLE TV—0.7%
Discovery Communications, Inc., Series A*	30,200	$824,762
BUILDING PRODUCTS—3.0%
Allegion PLC.	25,000	1,636,250
AO Smith Corp.	8,600	664,092
Fortune Brands Home & Security, Inc.	20,300	1,124,823
		3,425,165
CASINOS & GAMING—1.1%
Penn National Gaming, Inc.*	44,200	712,946
Red Rock Resorts, Inc., Cl. A*	30,100	561,064
		1,274,010
COMMUNICATIONS EQUIPMENT—2.7%
Arista Networks, Inc.*	9,200	612,904
Ciena Corp.*	20,000	336,600
F5 Networks, Inc.*	9,500	995,125
Finisar Corp.*	20,800	342,368
Lumentum Holdings, Inc.*	13,700	346,610
Palo Alto Networks, Inc.*	3,200	482,784
		3,116,391
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—0.6%
Wabtec Corp.	8,300	688,319
CONSUMER FINANCE—0.1%
LendingClub Corp.*	18,900	149,310
DATA PROCESSING & OUTSOURCED SERVICES—4.4%
Alliance Data Systems Corp.*	3,800	772,578
Fiserv, Inc.*	14,900	1,456,028
MAXIMUS, Inc.	18,300	968,070
Sabre Corp.	34,400	995,880
Vantiv, Inc., CL. A*	14,500	790,830
		4,983,386
DISTILLERS & VINTNERS—0.4%
Constellation Brands Inc., Cl. A	2,700	421,362
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Stericycle, Inc.*	10,400	993,824
FOOD RETAIL—0.8%
The Kroger Co.	26,500	937,835
GENERAL MERCHANDISE STORES—2.0%
Dollar General Corp.	16,200	1,326,942
Dollar Tree, Inc.*	12,500	996,375
		2,323,317
HEALTH CARE EQUIPMENT—5.0%
ABIOMED, Inc.*	11,800	1,146,252
DexCom, Inc.*	21,600	1,390,608
Edwards Lifesciences Corp.*	14,200	1,508,182
Hologic, Inc.*	15,100	507,209

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—(CONT.)
IDEXX Laboratories, Inc.*	10,100	$851,935
STERIS PLC.	3,300	233,211
		5,637,397
HEALTH CARE FACILITIES—3.9%
Acadia Healthcare Co., Inc.*	16,400	1,036,316
Amsurg Corp.*	11,700	947,466
Universal Health Services, Inc., Cl. B	9,800	1,310,064
VCA Antech, Inc.*	18,100	1,139,757
		4,433,603
HEALTH CARE SERVICES—0.8%
Adeptus Health, Inc., Cl. A*	8,700	592,644
Diplomat Pharmacy, Inc.*	10,500	318,045
		910,689
HOME ENTERTAINMENT SOFTWARE—0.7%
Electronic Arts, Inc.*	13,500	834,975
HOMEBUILDING—0.3%
Toll Brothers, Inc.*	10,900	297,570
HOTELS RESORTS & CRUISE LINES—5.9%
Ctrip.com International Ltd.#*	6,400	279,104
Diamond Resorts International, Inc.*	72,100	1,529,241
Norwegian Cruise Line Holdings Ltd.*	54,300	2,654,727
Royal Caribbean Cruises Ltd.	29,500	2,283,300
		6,746,372
HOUSEHOLD PRODUCTS—1.1%
Church & Dwight Co., Inc.	12,900	1,195,830
HOUSEWARES & SPECIALTIES—2.4%
Newell Brands, Inc.	59,096	2,691,232
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	4,000	583,560
INDUSTRIAL MACHINERY—1.5%
Colfax Corp.*	17,300	561,039
Donaldson Co., Inc.	23,300	761,444
Graco, Inc.	5,300	415,467
		1,737,950
INTERNET SOFTWARE & SERVICES—2.9%
comScore, Inc.*	21,300	652,206
Cornerstone OnDemand, Inc.*	14,139	485,675
Criteo SA#*	10,400	433,576
LinkedIn Corp., Cl. A*	3,300	413,523
Palantir Technologies, Inc., Cl. A*,@	12,426	136,686
SPS Commerce, Inc.*	10,500	534,765
Stamps.com, Inc.*	6,200	510,632
Twitter, Inc.*	9,300	135,966
		3,303,029

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—0.6%
TD Ameritrade Holding Corp.	24,600	$733,818
LEISURE PRODUCTS—1.0%
Coach, Inc.	26,700	1,075,209
LIFE SCIENCES TOOLS & SERVICES—0.3%
Quintiles Transnational Holdings, Inc.*	5,400	372,978
OIL & GAS DRILLING—0.3%
Patterson-UTI Energy, Inc.	16,900	333,775
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Devon Energy Corp.	7,500	260,100
Newfield Exploration Co.*	6,300	228,375
PDC Energy, Inc.*	4,400	276,276
		764,751
PACKAGED FOODS & MEATS—2.1%
ConAgra Foods, Inc.	4,000	178,240
Mead Johnson Nutrition Co., Cl. A	4,100	357,315
The WhiteWave Foods Co.*	20,600	828,326
TreeHouse Foods, Inc.*	12,000	1,060,800
		2,424,681
PHARMACEUTICALS—1.0%
Akorn, Inc.*	4,000	101,800
Jazz Pharmaceuticals PLC.*	2,400	361,680
Pacira Pharmaceuticals, Inc.*	11,300	611,443
		1,074,923
REAL ESTATE SERVICES—0.4%
Jones Lang LaSalle, Inc.	4,000	460,680
REGIONAL BANKS—1.7%
Citizens Financial Group, Inc.	36,000	822,600
Signature Bank*	8,400	1,157,772
		1,980,372
RESEARCH & CONSULTING SERVICES—2.4%
CoStar Group, Inc.*	3,700	730,047
Verisk Analytics, Inc., Cl. A*	25,100	1,947,258
		2,677,305
SECURITY & ALARM SERVICES—0.8%
Tyco International PLC.	24,900	959,148
SEMICONDUCTOR EQUIPMENT—0.9%
Lam Research Corp.	12,700	970,280
SEMICONDUCTORS—4.6%
Broadcom Ltd.	13,600	1,982,200
Cavium Networks, Inc.*	8,100	399,897
Microsemi Corp.*	22,900	773,791
NXP Semiconductors NV*	10,900	929,552
Skyworks Solutions, Inc.	16,800	1,122,576
		5,208,016

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOFT DRINKS—0.6%
Monster Beverage Corp.*	4,700	$677,834
SPECIALIZED CONSUMER SERVICES—1.3%
ServiceMaster Global Holdings, Inc.*	38,200	1,463,824
SPECIALIZED FINANCE—1.4%
Moody's Corp.	2,900	277,588
S&P Global, Inc.	11,900	1,271,515
		1,549,103
SPECIALTY CHEMICALS—4.3%
Axalta Coating Systems Ltd.*	34,000	967,980
Balchem Corp.	7,300	447,928
Celanese Corp.	11,800	834,260
PPG Industries, Inc.	11,300	1,247,407
The Sherwin-Williams Co.	4,900	1,407,819
		4,905,394
SPECIALTY STORES—3.4%
Signet Jewelers Ltd.	10,300	1,118,168
The Michaels Cos, Inc.*	26,400	750,552
Tractor Supply Co.	10,900	1,031,794
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,800	999,744
		3,900,258
SYSTEMS SOFTWARE—4.5%
Fortinet, Inc.*	41,800	1,358,918
Proofpoint, Inc.*	9,900	576,774
Red Hat, Inc.*	6,400	469,568
ServiceNow, Inc.*	26,800	1,915,664
Tableau Software, Inc., Cl. A*	4,900	253,330
TubeMogul, Inc.*	43,100	558,576
		5,132,830
TRADING COMPANIES & DISTRIBUTORS—1.7%
HD Supply Holdings, Inc.*	56,200	1,926,536
TRUCKING—0.4%
Old Dominion Freight Line, Inc.*	6,000	396,300
TOTAL COMMON STOCKS
(Cost $104,408,492)		106,941,975
PREFERRED STOCKS—1.9%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	77,008	32,344
Choicestream, Inc., Cl. B*,@,(a)	144,793	60,813
		93,157
BIOTECHNOLOGY—1.1%
Prosetta Biosciences, Inc.*,@,(a)	166,009	750,361
Tolero Pharmaceuticals, Inc.*,@,(a)	354,870	468,428
		1,218,789
INTERNET SOFTWARE & SERVICES—0.5%
Palantir Technologies, Inc., Cl. B*,@	50,675	557,425

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—(CONT.)
Palantir Technologies, Inc., Cl. D*,@	6,602	$72,622
		630,047
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	7,588	250,783
TOTAL PREFERRED STOCKS
(Cost $2,589,818)		2,192,776
REAL ESTATE INVESTMENT TRUST—3.3%	SHARES	VALUE
HEALTH CARE—0.5%
Omega Healthcare Investors, Inc.	15,900	536,943
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	22,200	610,056
OFFICE—0.7%
Digital Realty Trust, Inc.	8,700	765,426
SPECIALIZED—1.6%
Crown Castle International Corp.	14,300	1,242,384
Lamar Advertising Co., Cl. A	9,300	576,972
		1,819,356
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,847,331)		3,731,781
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	240,362	240,362
(Cost $240,362)		240,362
Total Investments
(Cost $111,086,003)(b)	99.6%	113,106,894
Other Assets in Excess of Liabilities	0.4%	401,472
NET ASSETS	100.0%	$113,508,366

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $111,151,232, amounted to $1,955,662 which consisted of aggregate gross unrealized appreciation of
$9,720,231 and aggregate gross unrealized depreciation of $7,764,569.
* Non-income producing security.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2016
Choicestream, Inc.	03/14/14	$2,590	0.00%	$3,750	0.00%
Choicestream, Inc., Cl. A	12/17/13	61,582	0.03%	32,344	0.03%
Choicestream, Inc., Cl. B	07/10/14	86,876	0.05%	60,813	0.05%
Intarcia Therapeutics, Inc.	03/27/14	245,775	0.14%	250,783	0.22%
JS Kred SPV I, LLC.	06/26/15	240,362	0.15%	240,362	0.21%
Palantir Technologies, Inc., Cl. A	10/07/14	80,856	0.05%	136,686	0.12%
Palantir Technologies, Inc., Cl. B	10/07/14	334,629	0.22%	557,425	0.49%
Palantir Technologies, Inc., Cl. D	10/14/14	43,592	0.03%	72,622	0.07%
Prosetta Biosciences, Inc.	02/06/15	747,041	0.50%	750,361	0.66%
Tolero Pharmaceuticals, Inc.	08/01/14	705,514	0.45%	308,769	0.27%
Tolero Pharmaceuticals, Inc.	10/31/14	364,809	0.23%	159,659	0.14%
Total				$2,573,574	2.26%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited)

COMMON STOCKS—92.7%	SHARES	VALUE
AEROSPACE & DEFENSE—0.8%
Hexcel Corp.	40,650	$1,840,225
AIR FREIGHT & LOGISTICS—0.5%
Forward Air Corp.	26,303	1,198,891
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
G-III Apparel Group Ltd.*	31,800	1,438,950
APPAREL RETAIL—1.7%
American Eagle Outfitters, Inc.	114,300	1,635,633
Burlington Stores, Inc.*	43,400	2,472,498
		4,108,131
APPLICATION SOFTWARE—13.9%
American Software, Inc., Cl. A	381,602	3,487,842
ANSYS, Inc.*	13,200	1,198,164
Blackbaud, Inc.	69,650	4,302,280
Ellie Mae, Inc.*	19,000	1,588,400
Fair Isaac Corp.	14,350	1,531,288
Guidewire Software, Inc.*	34,350	1,956,920
HubSpot, Inc.*	27,750	1,229,048
Manhattan Associates, Inc.*	81,050	4,906,767
Monotype Imaging Holdings, Inc.	39,500	870,185
Paycom Software, Inc.*	98,550	3,765,596
Textura Corp.*	76,000	2,005,640
Tyler Technologies, Inc.*	42,100	6,163,861
		33,005,991
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
WisdomTree Investments, Inc.	202,277	2,202,797
AUTO PARTS & EQUIPMENT—0.9%
Tenneco, Inc.*	42,300	2,254,590
AUTOMOTIVE RETAIL—0.8%
Lithia Motors, Inc., Cl. A	21,800	1,809,836
BIOTECHNOLOGY—3.9%
ACADIA Pharmaceuticals, Inc.*	57,550	1,858,865
Anacor Pharmaceuticals, Inc.*	15,750	988,155
Halozyme Therapeutics, Inc.*	66,850	705,267
Heron Therapeutics, Inc.*	34,750	745,040
Juno Therapeutics, Inc.*	15,100	635,559
Neurocrine Biosciences, Inc.*	18,350	836,393
Portola Pharmaceuticals, Inc.*	39,450	937,332
TESARO, Inc.*	35,400	1,466,976
Ultragenyx Pharmaceutical, Inc.*	16,100	1,088,682
		9,262,269
BUILDING PRODUCTS—1.7%
Masonite International Corp.*	61,050	4,130,643
CASINOS & GAMING—1.0%
Penn National Gaming, Inc.*	142,850	2,304,171

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
COMMODITY CHEMICALS—0.6%
Calgon Carbon Corp.	80,000	$1,311,200
CONSUMER FINANCE—1.1%
LendingClub Corp.*	330,500	2,610,950
DATA PROCESSING & OUTSOURCED SERVICES—2.1%
Euronet Worldwide, Inc.*	41,450	3,195,795
MAXIMUS, Inc.	35,050	1,854,145
		5,049,940
EDUCATION SERVICES—0.5%
Strayer Education, Inc.*	25,850	1,283,194
ELECTRONIC COMPONENTS—1.1%
DTS, Inc.*	117,950	2,573,669
ELECTRONIC EQUIPMENT MANUFACTURERS—3.8%
Cognex Corp.	95,997	3,410,773
FEI Co.	44,550	3,965,841
FLIR Systems, Inc.	57,300	1,731,033
		9,107,647
FOOD DISTRIBUTORS—1.1%
Performance Food Group Co.*	104,650	2,708,342
HEALTH CARE EQUIPMENT—5.8%
Abaxis, Inc.	85,000	3,852,200
ABIOMED, Inc.*	36,700	3,565,038
Cantel Medical Corp.	74,600	4,997,454
STERIS PLC.	20,550	1,452,268
		13,866,960
HEALTH CARE FACILITIES—3.3%
Amsurg Corp.*	34,350	2,781,663
Surgery Partners, Inc.*	92,300	1,503,567
VCA Antech, Inc.*	55,150	3,472,795
		7,758,025
HEALTH CARE SUPPLIES—4.4%
Meridian Bioscience, Inc.	68,950	1,317,635
Neogen Corp.*	121,350	5,732,574
Quidel Corp.*	196,901	3,406,387
		10,456,596
HEALTH CARE TECHNOLOGY—3.8%
Medidata Solutions, Inc.*	93,800	4,092,494
Veeva Systems, Inc., Cl. A*	95,150	2,617,577
Vocera Communications, Inc.*	193,200	2,264,304
		8,974,375
HOME ENTERTAINMENT SOFTWARE—0.5%
Take-Two Interactive Software, Inc.*	32,150	1,098,887
HOME FURNISHING RETAIL—0.3%
Williams-Sonoma, Inc.	14,000	822,920

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—0.9%
Diamond Resorts International, Inc.*	103,550	$2,196,295
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.9%
On Assignment, Inc.*	84,850	3,059,691
WageWorks, Inc.*	69,850	3,762,121
		6,821,812
INDUSTRIAL MACHINERY—3.3%
Proto Labs, Inc.*	60,950	3,646,639
Sun Hydraulics Corp.	119,600	4,231,448
		7,878,087
INTERNET SOFTWARE & SERVICES—4.3%
comScore, Inc.*	48,450	1,483,539
NIC, Inc.	109,450	1,938,360
SPS Commerce, Inc.*	50,700	2,582,151
Stamps.com, Inc.*	50,254	4,138,919
		10,142,969
INVESTMENT BANKING & BROKERAGE—0.5%
Evercore Partners, Inc., Cl. A	24,750	1,278,090
LEISURE FACILITIES—0.5%
Planet Fitness, Inc., Cl. A*	77,800	1,195,008
LIFE SCIENCES TOOLS & SERVICES—4.1%
Bio-Techne Corp.	55,400	5,162,172
Luminex Corp.*	163,700	3,290,370
PRA Health Sciences, Inc.*	24,900	1,181,505
		9,634,047
MANAGED HEALTH CARE—0.6%
Molina Healthcare, Inc.*	29,500	1,526,920
MOVIES & ENTERTAINMENT—0.6%
Lions Gate Entertainment Corp.	61,750	1,370,850
OIL & GAS EQUIPMENT & SERVICES—0.6%
RPC, Inc.	87,650	1,325,268
OIL & GAS EXPLORATION & PRODUCTION—1.0%
Parsley Energy, Inc., Cl. A*	39,050	914,551
QEP Resources, Inc.	83,600	1,498,948
		2,413,499
PACKAGED FOODS & MEATS—0.6%
TreeHouse Foods, Inc.*	17,350	1,533,740
PAPER PACKAGING—0.5%
Graphic Packaging Holding Co.	94,600	1,256,288
PHARMACEUTICALS—1.7%
Impax Laboratories, Inc.*	33,550	1,118,892
Pacira Pharmaceuticals, Inc.*	28,850	1,561,074
Revance Therapeutics, Inc.*	35,800	658,004
The Medicines Co.*	21,250	756,287
		4,094,257

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
REGIONAL BANKS—2.3%
Bank of the Ozarks, Inc.	42,600	$1,759,380
Boston Private Financial Holdings, Inc.	172,750	2,111,005
Investors Bancorp, Inc.	138,100	1,595,055
		5,465,440
RESTAURANTS—3.3%
Dave & Buster's Entertainment, Inc.*	50,300	1,946,610
Fiesta Restaurant Group, Inc.*	33,700	1,082,107
Shake Shack, Inc., Cl. A*	61,600	2,249,632
Wingstop, Inc.*	102,050	2,545,127
		7,823,476
SEMICONDUCTORS—2.8%
Cavium Networks, Inc.*	35,050	1,730,418
Microsemi Corp.*	77,550	2,620,415
Monolithic Power Systems, Inc.	38,650	2,412,533
		6,763,366
SPECIALTY CHEMICALS—1.9%
Balchem Corp.	74,530	4,573,161
SPECIALTY STORES—0.9%
Five Below, Inc.*	48,390	2,017,863
SYSTEMS SOFTWARE—3.2%
Fleetmatics Group PLC.*	51,500	1,866,875
Proofpoint, Inc.*	57,546	3,352,630
TubeMogul, Inc.*	188,900	2,448,144
		7,667,649
TRADING COMPANIES & DISTRIBUTORS—1.1%
Watsco, Inc.	18,700	2,514,589
TOTAL COMMON STOCKS
(Cost $214,642,880)		220,671,873
PREFERRED STOCKS—1.1%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	133,263	602,349
Tolero Pharmaceuticals, Inc.*,@,(a)	448,284	591,735
		1,194,084
PHARMACEUTICALS—0.6%
Intarcia Therapeutics, Inc.*,@	41,238	1,362,916
TOTAL PREFERRED STOCKS
(Cost $3,287,452)		2,557,000
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	21,650	–
Neuralstem, Inc., 1/8/2019*	250,375	–
		–
TOTAL RIGHTS
(Cost $0)		–

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments April 30, 2016 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—3.0%	SHARES	VALUE
SPECIALIZED—3.0%
CyrusOne, Inc.	86,500	$3,817,245
Sovran Self Storage, Inc.	31,300	3,324,686
		7,141,931
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,188,034)		7,141,931
SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
CONSUMER FINANCE—0.3%
JS Kred SPV I, LLC.@	775,134	775,134
(Cost $775,134)		775,134
Total Investments
(Cost $223,893,500)(b)	97.1%	231,145,938
Other Assets in Excess of Liabilities	2.9%	6,877,432
NET ASSETS	100.0%	$238,023,370

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment
Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At April 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $229,762,922, amounted to $1,383,016 which consisted of aggregate gross unrealized appreciation of
$21,938,309 and aggregate gross unrealized depreciation of $20,555,293.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	4/30/2016
Intarcia Therapeutics, Inc.	03/27/14	$1,335,699	0.15%	$1,362,916	0.57%
JS Kred SPV I, LLC.	06/26/15	775,134	0.15%	775,134	0.33%
Prosetta Biosciences, Inc.	02/06/15	599,684	0.10%	602,349	0.25%
Tolero Pharmaceuticals, Inc.	10/31/14	1,352,069	0.20%	591,735	0.25%
Total				$3,332,134	1.40%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Assets and Liabilities April 30, 2016 (Unaudited)

	Alger Capital	Alger Capital
	Appreciation	Appreciation Focus
	Institutional Fund	Fund

ASSETS:
Investments in securities, at value (Identified cost below)*
see accompanying schedules of investments	$3,523,097,593	$67,152,316
Investments in affiliated securities, at value (Identified cost
below)** see accompanying schedules of investments	1,554,055	347,249
Cash and cash equivalents	133,799,720	3,324,233
Receivable for investment securities sold	67,626,289	2,132,282
Receivable for shares of beneficial interest sold	8,612,380	90,551
Dividends and interest receivable	1,858,062	28,022
Receivable from Investment Manager	—	23,320
Prepaid expenses	277,828	50,642
Total Assets	3,736,825,927	73,148,615

LIABILITIES:
Payable for investment securities purchased	68,228,750	2,275,479
Payable for shares of beneficial interest redeemed	12,879,887	101,390
Accrued investment advisory fees	2,249,498	41,604
Accrued transfer agent fees	920,611	20,826
Accrued distribution fees	247,758	12,740
Accrued administrative fees	84,074	1,611
Accrued shareholder servicing fees	764,309	5,168
Accrued shareholder administrative fees	30,572	774
Accrued other expenses	240,223	38,270
Total Liabilities	85,645,682	2,497,862
NET ASSETS	$3,651,180,245	$70,650,753

NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	3,456,961,176	72,038,511
Undistributed net investment income (accumulated loss)	(14,405,430)	(324,641)
Undistributed net realized gain (accumulated realized loss)	(83,734,760)	(3,895,230)
Net unrealized appreciation on investments	292,359,259	2,832,113
NET ASSETS	$3,651,180,245	$70,650,753
* Identified cost	$3,229,896,310	$64,321,738
** Identified cost	$2,396,079	$345,713
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Assets and Liabilities April 30, 2016 (Unaudited) (Continued)

	Alger Capital	Alger Capital
	Appreciation	Appreciation Focus
Institutional Fund		Fund

NET ASSETS BY CLASS:
Class A	$—	$25,889,187
Class C	$—	$8,847,645
Class I	$3,056,715,906	$24,535,130
Class R	$594,464,339	$—
Class Z	$—	$11,378,791

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:
Class A	—	1,133,755
Class C	—	397,327
Class I	120,505,848	1,069,481
Class R	25,721,849	—
Class Z	—	491,690

NET ASSET VALUE PER SHARE:
Class A — Net Asset Value Per Share	$—	$22.83
Class A — Offering Price Per Share
(includes a 5.25% sales charge)	$—	$24.10
Class C — Net Asset Value Per Share	$—	$22.27
Class I — Net Asset Value Per Share	$25.37	$22.94
Class R — Net Asset Value Per Share	$23.11	$—
Class Z — Net Asset Value Per Share	$—	$23.14
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Assets and Liabilities April 30, 2016 (Unaudited) (Continued)

		Alger Small Cap
	Alger Mid Cap Growth	Growth Institutional
	Institutional Fund	Fund

ASSETS:
Investments in securities, at value (Identified cost below)*
see accompanying schedules of investments	$111,791,198	$229,951,854
Investments in affiliated securities, at value (Identified cost
below)** see accompanying schedules of investments	1,315,696	1,194,084
Cash and cash equivalents	569,694	7,319,034
Receivable for investment securities sold	3,258,957	4,058,643
Receivable for shares of beneficial interest sold	56,857	212,857
Dividends and interest receivable	33,918	5,180
Prepaid expenses	21,615	68,056
Total Assets	117,047,935	242,809,708

LIABILITIES:
Payable for investment securities purchased	3,000,589	2,995,183
Payable for shares of beneficial interest redeemed	331,451	1,315,461
Accrued investment advisory fees	72,337	165,141
Accrued transfer agent fees	49,803	148,424
Accrued distribution fees	6,162	6,003
Accrued administrative fees	2,617	5,607
Accrued shareholder servicing fees	23,795	50,970
Accrued shareholder administrative fees	952	2,039
Accrued other expenses	51,863	97,510
Total Liabilities	3,539,569	4,786,338
NET ASSETS	$113,508,366	$238,023,370

NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	396,339,370	245,371,105
Undistributed net investment income (accumulated loss)	(670,068)	2,000,206
Undistributed net realized gain (accumulated realized loss)	(284,181,558)	(16,600,379)
Net unrealized appreciation on investments	2,020,892	7,252,438
NET ASSETS	$113,508,636	$238,023,370
* Identified cost	$109,117,591	$221,941,747
** Identified cost	$1,968,412	$1,951,753
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Assets and Liabilities April 30, 2016 (Unaudited) (Continued)

		Alger Small Cap
	Alger Mid Cap Growth	Growth Institutional
	Institutional Fund	Fund

NET ASSETS BY CLASS:
Class I	$98,716,014	$223,723,062
Class R	$14,792,352	$14,300,308

SHARES OF BENEFICIAL INTEREST OUTSTANDING — NOTE 6:
Class I	4,664,719	16,048,309
Class R	753,768	1,197,983

NET ASSET VALUE PER SHARE:
Class I — Net Asset Value Per Share	$21.16	$13.94
Class R — Net Asset Value Per Share	$19.62	$11.94
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Operations For the six months ended April 30, 2016 (Unaudited)

	Alger Capital	Alger Capital
	Appreciation	Appreciation Focus
	Institutional Fund	Fund

INCOME:
Dividends (net of foreign withholding taxes*)	$20,809,885	$334,732
Interest	91,907	2,119
Total Income	20,901,792	336,851

EXPENSES:
Advisory fees — Note 3(a)	13,521,916	240,512
Distribution fees — Note 3(c)
Class A	—	32,170
Class C	—	38,878
Class R	1,512,799	—
Shareholder servicing fees — Note 3(k)	4,588,715	30,507
Shareholder administrative fees — Note 3(f)	183,549	4,477
Administration fees — Note 3(b)	504,758	9,316
Custodian fees	108,925	30,162
Transfer agent fees and expenses — Note 3(f)	1,085,732	31,901
Printing fees	134,852	5,094
Professional fees	106,338	14,221
Registration fees	75,276	35,659
Trustee fees — Note 3(g)	73,378	1,461
Fund accounting fees	233,223	6,682
Miscellaneous	53,615	3,622
Total Expenses	22,183,076	484,662
Less, expense reimbursements/waivers — Note 3(a)	—	(64,428)
Net Expenses	22,183,076	420,234
NET INVESTMENT LOSS	(1,281,284)	(83,383)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY:
Net realized gain (loss) on investments	21,543,170	(2,832,818)
Net realized (loss) on foreign currency transactions	(14,707)	—
Net change in unrealized (depreciation) on investments,
options and foreign currency	(180,558,304)	(588,307)
Net realized and unrealized (loss) on investments, options,
and foreign currency	(159,029,841)	(3,421,125)
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$(160,311,125)	$(3,504,508)
* Foreign withholding taxes	$92,083	$—
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statement of Operations For the six months ended April 30, 2016 (Unaudited) (Continued)

		Alger Small Cap
	Alger Mid Cap Growth	Growth Institutional
	Institutional Fund	Fund

INCOME:
Dividends	$425,699	$721,683
Interest	1,968	1,370
Total Income	427,667	723,053

EXPENSES:
Advisory fees — Note 3(a)	450,655	1,196,112
Distribution fees — Note 3(c)
Class R	38,716	38,684
Shareholder servicing fees — Note 3(k)	148,242	369,170
Shareholder administrative fees — Note 3(f)	5,929	14,767
Administration fees — Note 3(b)	16,306	40,609
Custodian fees	23,845	29,946
Interest expenses	—	5,757
Transfer agent fees and expenses — Note 3(f)	52,946	99,344
Printing fees	1,700	17,480
Professional fees	22,879	24,975
Registration fees	2,352	38,815
Trustee fees — Note 3(g)	2,484	5,557
Fund accounting fees	8,035	17,781
Miscellaneous	5,347	7,870
Total Expenses	779,436	1,906,867
NET INVESTMENT LOSS	(351,769)	(1,183,814)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY:
Net realized (loss) on investments	(4,050,057)	(11,100,828)
Net change in unrealized (depreciation) on investments,
options and foreign currency	(3,790,954)	(22,576,081)
Net realized and unrealized (loss) on investments, options,
and foreign currency	(7,841,011)	(33,676,909)
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$(8,192,780)	$(34,860,723)
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited)

Alger Capital Appreciation Institutional Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015

Net investment loss	$(1,281,284)	$(5,661,878)
Net realized gain on investments, options and foreign currency	21,528,463	293,239,703
Net change in unrealized appreciation (depreciation) on
investments, options and foreign currency	(180,558,304)	25,070,288
Net increase (decrease) in net assets resulting from operations	(160,311,125)	312,648,113

Dividends and distributions to shareholders from:
Net realized gains:
Class I	(229,560,756)	(321,833,735)
Class R	(50,476,174)	(64,146,416)
Total dividends and distributions to shareholders	(280,036,930)	(385,980,151)

Increase (decrease) from shares of beneficial interest transactions:
Class I	223,058,987	693,918,464
Class R	17,739,614	144,649,699
Net increase from shares of beneficial interest transactions —
Note 6(a)	240,798,601	838,568,163
Total increase (decrease)	(199,549,454)	765,236,125

Net Assets:
Beginning of period	3,850,729,699	3,085,493,574
END OF PERIOD	$3,651,180,245	$3,850,729,699
Undistributed net investment income (accumulated loss)	$(14,405,430)	$(9,105,013)
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Capital Appreciation Focus Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015

Net investment loss	$(83,383)	$(42,037)
Net realized gain (loss) on investments, options and foreign
currency	(2,832,818)	2,309,907
Net change in unrealized appreciation (depreciation) on
investments, options and foreign currency	(588,307)	1,268,548
Net increase (decrease) in net assets resulting from operations	(3,504,508)	3,536,418

Dividends and distributions to shareholders from:
Net realized gains:
Class A	(316,453)	—
Class C	(87,313)	—
Class I	(274,831)	—
Class Z	(120,412)	—
Total dividends and distributions to shareholders	(799,009)	—

Increase (decrease) from shares of beneficial interest transactions:
Class A	3,609,012	16,877,719
Class C	2,783,922	3,632,471
Class I	1,511,803	10,433,186
Class Z	8,376,754	2,241,175
Net increase from shares of beneficial interest transactions —
Note 6(a)	16,281,491	33,184,551

Redemption Fees:
Class A	—	180
Total Redemption Fees — Note 6(b)	—	180
Total increase	11,977,974	36,721,149

Net Assets:
Beginning of period	58,672,779	21,951,630
END OF PERIOD	$70,650,753	$58,672,779
Undistributed net investment income (accumulated loss)	$(324,641)	$(164,935)
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Mid Cap Growth Institutional Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015

Net investment loss	$(351,769)	$(930,358)
Net realized gain (loss) on investments, options and foreign
currency	(4,050,057)	6,256,111
Net realized loss on written options	—	(85,147)
Net change in unrealized depreciation on investments, options
and foreign currency	(3,790,954)	(2,097,299)
Net change in unrealized depreciation on investments, written
options	—	(48,165)
Net increase (decrease) in net assets resulting from operations	(8,192,780)	3,095,142

Increase (decrease) from shares of beneficial interest transactions:
Class I	(9,186,123)	(20,175,331)
Class R	(1,891,284)	(4,520,619)
Net decrease from shares of beneficial interest transactions
— Note 6(a)	(11,077,407)	(24,695,950)
Total decrease	(19,270,187)	(21,600,808)

Net Assets:
Beginning of period	132,778,553	154,379,361
END OF PERIOD	$113,508,366	$132,778,553
Undistributed net investment income (accumulated loss)	$(670,068)	$(1,080,394)
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Statements of Changes in Net Assets (Unaudited) (Continued)

	Alger Small Cap Growth Institutional Fund
	For the	For the
	Six Months Ended	Year Ended
	April 30, 2016	October 31, 2015

Net investment loss	$(1,183,814)	$(4,446,611)
Net realized gain (loss) on investments, options and foreign
currency	(11,100,828)	116,168,863
Net change in unrealized depreciation on investments, options
and foreign currency	(22,576,081)	(95,572,078)
Net increase (decrease) in net assets resulting from operations	(34,860,723)	16,150,174

Dividends and distributions to shareholders from:
Net realized gains:
Class I	(112,158,310)	(115,227,005)
Class R	(6,331,284)	(5,978,217)
Total dividends and distributions to shareholders	(118,489,594)	(121,205,222)

Increase (decrease) from shares of beneficial interest transactions:
Class I	11,857,459	(202,968,640)
Class R	3,750,286	(6,964,356)
Net increase (decrease) from shares of beneficial interest
transactions — Note 6(a)	15,607,745	(209,932,996)
Total decrease	(137,742,572)	(314,988,044)

Net Assets:
Beginning of period	375,765,942	690,753,986
END OF PERIOD	$238,023,370	$375,765,942
Undistributed net investment income (accumulated loss)	$2,000,206	$(3,790,706)
See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation
Institutional Fund			Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$28.48	$29.34	$28.21	$22.85	$20.88	$19.28
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	–	(0.02)	(0.02)	0.16	0.09	(0.01)
Net realized and unrealized gain (loss)
on investments	(1.07)	2.46	4.57	6.21	2.64	1.61
Total from investment operations	(1.07)	2.44	4.55	6.37	2.73	1.60
Dividends from net investment income	–	–	(0.01)	(0.17)	–	–
Distributions from net realized gains	(2.04)	(3.30)	(3.41)	(0.84)	(0.76)	–
Net asset value, end of period	$25.37	$28.48	$29.34	$28.21	$22.85	$20.88
Total return	(4.12)%	8.96%	17.63%	29.02%	13.70%	8.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$3,056,716	$3,194,261	$2,555,737	$1,958,405	$1,470,078	$1,041,609
Ratio of gross expenses to average
net assets	1.13%	1.12%	1.16%	1.19%	1.19%	1.17%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.13%	1.12%	1.16%	1.19%	1.19%	1.17%
Ratio of net investment income (loss) to
average net assets	0.01%	(0.07)%	(0.07)%	0.65%	0.41%	(0.04)%

Portfolio turnover rate	60.02%	136.03%(iii)	136.20%(iv)	124.43%	137.16%	153.30%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Amount excludes redemption in kind transaction of $294,638,130. Please see note 6 to the financial statements.
(iv) Amount excludes redemption in kind transaction of $71,436,408.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation
Institutional Fund			Class R
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$26.19	$27.35	$26.63	$21.76	$20.01	$18.57
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	(0.06)	(0.15)	(0.14)	0.04	(0.02)	(0.11)
Net realized and unrealized gain (loss)
on investments	(0.98)	2.29	4.27	5.87	2.53	1.55
Total from investment operations	(1.04)	2.14	4.13	5.91	2.51	1.44
Dividends from net investment income	–	–	–	(0.20)	–	–
Distributions from net realized gains	(2.04)	(3.30)	(3.41)	(0.84)	(0.76)	–
Net asset value, end of period	$23.11	$26.19	$27.35	$26.63	$21.76	$20.01
Total return	(4.38)%	8.46%	17.04%	28.35%	13.20%	7.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$594,464	$656,469	$529,757	$442,449	$347,634	$227,260
Ratio of gross expenses to average
net assets	1.61%	1.61%	1.64%	1.69%	1.69%	1.68%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.61%	1.61%	1.64%	1.69%	1.69%	1.68%
Ratio of net investment income (loss) to
average net assets	(0.47)%	(0.57)%	(0.55)%	0.17%	(0.09)%	(0.56)%

Portfolio turnover rate	60.02%	136.03%(iii)	136.20%(iv)	124.43%	137.16%	153.30%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Amount excludes redemption in kind transaction of $294,638,130. Please see note 6 to the financial statements.
(iv) Amount excludes redemption in kind transaction of $71,436,408.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Focus
Fund		Class A
				From 12/31/2012
	Six months ended 4/30/2016(i)	Year ended 10/31/2015	Year ended 10/31/2014	(commencement of operations) to 10/31/2013 (ii)
Net asset value, beginning of period	$24.13	$22.01	$18.69	$14.70
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(iii)	(0.03)	(0.02)	(0.04)	(0.01)
Net realized and unrealized gain (loss)
on investments	(1.00)	2.14	3.36	4.00
Total from investment operations	(1.03)	2.12	3.32	3.99
Distributions from net realized gains	(0.27)	–	–	–
Net asset value, end of period	$22.83	$24.13	$22.01	$18.69
Total return(iv)	(4.33)%	9.63%	17.76%	27.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$25,889	$23,961	$5,158	$3,496
Ratio of gross expenses to average
net assets	1.36%	1.48%	2.38%	2.49%
Ratio of expense reimbursements to
average net assets	(0.12)%	(0.18)%	(1.08)%	(1.19)%
Ratio of net expenses to average net
assets	1.24%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to
average net assets	(0.23)%	(0.08)%	(0.19)%	(0.09)%
Portfolio turnover rate	76.60%	182.58%	153.69%	166.61%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Focus
Fund		Class C
				From 12/31/2012
Six months ended 4/30/2016(i)		Year ended 10/31/2015	Year ended 10/31/2014	(commencement of operations) to 10/31/2013(ii)
Net asset value, beginning of period	$23.62	$21.71	$18.58	$14.70
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(iii)	(0.11)	(0.20)	(0.19)	(0.11)
Net realized and unrealized gain (loss)
on investments	(0.97)	2.11	3.32	3.99
Total from investment operations	(1.08)	1.91	3.13	3.88
Distributions from net realized gains	(0.27)	–	–	–
Net asset value, end of period	$22.27	$23.62	$21.71	$18.58
Total return(iv)	(4.64)%	8.80%	16.85%	26.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$8,848	$6,542	$2,635	$1,913
Ratio of gross expenses to average
net assets	2.17%	2.25%	3.14%	3.27%
Ratio of expense reimbursements to
average net assets	(0.20)%	(0.20)%	(1.09)%	(1.22)%
Ratio of net expenses to average net
assets	1.97%	2.05%	2.05%	2.05%
Ratio of net investment income (loss) to
average net assets	(0.99)%	(0.85)%	(0.94)%	(0.83)%
Portfolio turnover rate	76.60%	182.58%	153.69%	166.61%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Focus
Fund			Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$24.23	$22.07	$18.72	$14.53	$13.75	$13.03
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)(ii)	(0.02)	0.01	(0.01)	0.15	(0.03)	(0.04)
Net realized and unrealized gain (loss)
on investments	(1.00)	2.15	3.36	4.04	0.81	0.86
Total from investment operations	(1.02)	2.16	3.35	4.19	0.78	0.82
Dividends from net investment income	–	–	–	–	–	(0.10)
Distributions from net realized gains	(0.27)	–	–	–	–	–
Net asset value, end of period	$22.94	$24.23	$22.07	$18.72	$14.53	$13.75
Total return(iii)	(4.28)%	9.79%	17.90%	28.84%	5.70%	6.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$24,535	$24,487	$12,897	$8,684	$15,101	$16,294
Ratio of gross expenses to average
net assets	1.39%	1.49%	2.36%	2.32%	1.83%	1.69%
Ratio of expense reimbursements to
average net assets	(0.24)%	(0.34)%	(1.21)%	(0.94)%	–	–
Ratio of net expenses to average net
assets	1.15%	1.15%	1.15%	1.38%	1.83%	1.69%
Ratio of net investment income (loss) to
average net assets	(0.14)%	0.03%	(0.04)%	0.95%	(0.22)%	(0.27)%
Portfolio turnover rate	76.60%	182.58%	153.69%	166.61%	153.72%	57.74%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.
(iii) Does not reflect the effect of sales charges, if applicable.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Capital Appreciation Focus
Fund		Class Z
				From 12/31/2012
	Six months ended 4/30/2016 (i)	Year ended 10/31/2015	Year ended 10/31/2014	(commencement of operations) to 10/31/2013 (ii)
Net asset value, beginning of period	$24.41	$22.17	$18.75	$14.70
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income(iii)	0.01	0.07	0.05	0.04
Net realized and unrealized gain (loss)
on investments	(1.01)	2.17	3.37	4.01
Total from investment operations	(1.00)	2.24	3.42	4.05
Distributions from net realized gains	(0.27)	–	–	–
Net asset value, end of period	$23.14	$24.41	$22.17	$18.75
Total return(iv)	(4.16)%	10.10%	18.24%	27.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$11,379	$3,683	$1,262	$128
Ratio of gross expenses to average
net assets	1.16%	1.50%	4.78%	10.11%
Ratio of expense reimbursements to
average net assets	(0.26)%	(0.61)%	(3.89)%	(9.22)%
Ratio of net expenses to average net
assets	0.90%	0.89%	0.89%	0.89%
Ratio of net investment income (loss) to
average net assets	0.06%	0.30%	0.23%	0.32%
Portfolio turnover rate	76.60%	182.58%	153.69%	166.61%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.
(iii) Amount was computed based on average shares outstanding during the period.
(iv) Does not reflect the effect of sales charges, if applicable.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Institutional
Fund			Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$22.54	$22.18	$19.43	$14.59	$13.50	$13.11
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.05)	(0.13)	(0.07)	(0.03)	–	(0.10)
Net realized and unrealized gain (loss)
on investments	(1.33)	0.49	2.82	4.91	1.09	0.52
Total from investment operations	(1.38)	0.36	2.75	4.88	1.09	0.42
Dividends from net investment income	–	–	–	(0.04)	–	(0.03)
Net asset value, end of period	$21.16	$22.54	$22.18	$19.43	$14.59	$13.50
Total return	(6.12)%	1.62%	14.15%	33.41%	8.10%	3.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$98,716	$114,984	$132,426	$157,391	$182,087	$317,893
Ratio of gross expenses to average
net assets	1.24%	1.20%	1.30%	1.29%	1.23%	1.18%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.24%	1.20%	1.30%	1.29%	1.23%	1.18%
Ratio of net investment income (loss) to
average net assets	(0.52)%	(0.55)%	(0.32)%	(0.19)%	0.02%	(0.69)%
Portfolio turnover rate	45.00%	120.97%	192.15%	153.89%	232.99%	233.50%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Mid Cap Growth Institutional
Fund			Class R
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$20.96	$20.74	$18.26	$13.81	$12.85	$12.51
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.11)	(0.23)	(0.16)	(0.11)	(0.07)	(0.17)
Net realized and unrealized gain (loss)
on investments	(1.23)	0.45	2.64	4.63	1.03	0.51
Total from investment operations	(1.34)	0.22	2.48	4.52	0.96	0.34
Dividends from net investment income	–	–	–	(0.07)	–	–
Net asset value, end of period	$19.62	$20.96	$20.74	$18.26	$13.81	$12.85
Total return	(6.39)%	1.11%	13.58%	32.83%	7.50%	2.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$14,792	$17,795	$21,953	$23,599	$26,661	$34,795
Ratio of gross expenses to average
net assets	1.80%	1.74%	1.80%	1.79%	1.76%	1.74%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.80%	1.74%	1.80%	1.79%	1.76%	1.74%
Ratio of net investment income (loss) to
average net assets	(1.09)%	(1.08)%	(0.82)%	(0.69)%	(0.50)%	(1.24)%
Portfolio turnover rate	45.00%	120.97%	192.15%	153.89%	232.99%	233.50%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth
Institutional Fund			Class I
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$23.10	$28.14	$33.48	$28.16	$26.99	$25.28
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.06)	(0.20)	(0.20)	(0.11)	(0.15)	(0.26)
Net realized and unrealized gain (loss)
on investments	(1.47)	0.42	0.60	8.66	2.45	1.97
Total from investment operations	(1.53)	0.22	0.40	8.55	2.30	1.71
Distributions from net realized gains	(7.63)	(5.26)	(5.74)	(3.23)	(1.13)	–
Net asset value, end of period	$13.94	$23.10	$28.14	$33.48	$28.16	$26.99
Total return	(9.54)%	0.53%	1.21%	33.71%	8.93%	6.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$223,723	$357,189	$659,692	$936,554	$929,237	$1,119,966
Ratio of gross expenses to average
net assets	1.26%	1.25%	1.24%	1.25%	1.23%	1.18%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.26%	1.25%	1.24%	1.25%	1.23%	1.18%
Ratio of net investment income (loss) to
average net assets	(0.78)%	(0.80)%	(0.70)%	(0.38)%	(0.54)%	(0.94)%
Portfolio turnover rate	32.75%	125.72%	84.10%	77.38%	72.43%	70.57%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Small Cap Growth
Institutional Fund			Class R
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2016 (i)	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011
Net asset value, beginning of period	$20.92	$26.08	$31.58	$26.85	$25.91	$24.39
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss(ii)	(0.09)	(0.29)	(0.32)	(0.23)	(0.28)	(0.40)
Net realized and unrealized gain (loss)
on investments	(1.26)	0.39	0.56	8.19	2.35	1.92
Total from investment operations	(1.35)	0.10	0.24	7.96	2.07	1.52
Distributions from net realized gains	(7.63)	(5.26)	(5.74)	(3.23)	(1.13)	–
Net asset value, end of period	$11.94	$20.92	$26.08	$31.58	$26.85	$25.91
Total return	(9.74)%	0.02%	0.74%	33.05%	8.40%	6.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's
omitted)	$14,300	$18,577	$31,062	$41,022	$47,507	$62,211
Ratio of gross expenses to average
net assets	1.78%	1.74%	1.72%	1.73%	1.73%	1.71%
Ratio of expense reimbursements to
average net assets	–	–	–	–	–	–
Ratio of net expenses to average net
assets	1.78%	1.74%	1.72%	1.73%	1.73%	1.71%
Ratio of net investment income (loss) to
average net assets	(1.30)%	(1.30)%	(1.18)%	(0.83)%	(1.05)%	(1.47)%
Portfolio turnover rate	32.75%	125.72%	84.10%	77.38%	72.43%	70.57%
See Notes to Financial Statements.

(i) Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Institutional Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts. The Trust qualifies as an investment company as defined in the Financial
Accounting Standards Board Accounting Standards Codification 946-Financial Services
– Investment Companies. The Trust operates as a series company and currently offers an unlimited number of shares of beneficial interest in four funds — Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R and Z. Class
A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its transfer agency and sub-transfer agency services, and each of Classes A, C and R bears the cost of its plan of distribution.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of
Trustees (“Board”). Investments are valued on each day the New York Stock Exchange (the
“NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the
Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Board and comprised of representatives of the Trust’s investment adviser. The
Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
(d) Foreign Currency Translations: The books and records of the Funds are maintained in U.S.
dollars. Foreign currencies, investments and other assets and liabilities are translated into
U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.
The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying
Statements of Operations.

(e) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Funds may also purchase put and call options. Each Fund pays a premium which is included in the Fund’s accompanying Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(f) Lending of Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Fund’s total assets, as defined in its prospectuses. The Funds earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash or securities that are maintained with the Custodian in an amount equal to at least 102 percent of the current market value of U.S. loaned securities or 105 percent for non-U.S.
loaned securities. The market value of the loaned securities is determined at the close of business of the Fund. Any required additional collateral is delivered to the Custodian and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take the collateral to replace the securities. If the value of the collateral is less than the purchase cost of replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Funds are required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.
Cash collateral may be invested as determined by the Funds. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of April 30, 2016.
(g) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.
Each class is treated separately in determining the amounts of dividends from net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions or return of

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the difference in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at fiscal year end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.

(h) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the
Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
Financial Accounting Standards Board Accounting Standards Codification 740 – Income
Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S., as well as New York State and New York City. The statute of limitations on the Funds’ tax returns remains open for the tax years 2012-2015.
Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(i) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of results for the interim period. Actual results may differ from those estimates. All such adjustments are of normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:
(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust’s Investment Advisory Agreement with Fred Alger Management, Inc. (“Alger
Management” or the “Manager”), are payable monthly and computed based on the following rates. The actual rate paid as a percentage of average daily net assets, for the six months ended April 30, 2016, is set forth below under the heading “Actual Rate.”

		Tier 1	Tier 2	Tier 3	Actual Rate
	Alger Capital Appreciation Institutional Fund(a)	0.810%	0.650%	0.600%	0.740%
	Alger Capital Appreciation Focus Fund(b)	0.710	0.600	—	0.710

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Tier 1	Tier 2	Tier 3	Actual Rate
Alger Mid Cap Growth Institutional Fund(b)	0.760	0.700	—	0.760
Alger Small Cap Growth Institutional Fund(b)	0.810	0.750	—	0.810

(a) Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 to $4 billion, and Tier 3 rate is paid on assets in excess of $4 billion.
(b) Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
Alger Management has established expense caps for the Alger Capital Appreciation Focus
Fund Class A, Class C, Class I and Class Z shares, effective through February 28, 2017, whereby it reimburses the share classes if annualized operating expenses (excluding interest, taxes, brokerage, dividend expenses and extraordinary expenses) exceed the rates, based on average daily net assets, listed below:

					FEES WAIVED /
					REIMBURSED FOR
					THE SIX MONTHS
		CLASS			ENDED
	A	C	I	Z	APRIL 30, 2016
Alger Capital Appreciation Focus Fund*	1.15%	1.90%	1.15%	0.95%	$64,428

*Prior to March 1, 2016, the expense cap for the Alger Capital Appreciation Focus Fund
Class A was 1.30%, Class C was 2.05% Class I was 1.15% and Class Z was 0.89%.

Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation.

(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust’s
Administration Agreement with Fred Alger Management, Inc., are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution Fees:
Class A Shares: The Trust has adopted a Distribution Plan pursuant to which Class A shares of Alger Capital Appreciation Focus Fund pay Fred Alger & Company, Incorporated, the
Fund’s distributor (the “Distributor” or “Alger Inc.”) and an affiliate of Alger Management, a fee at the annual rate of 0.25% of the respective average daily net assets of the Class A shares of the Fund to compensate Alger Inc. for its activities and expenses incurred in distributing and servicing the Class A shares. The fees paid may be more or less than the expenses incurred by Alger Inc.

Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of Alger Capital Appreciation Focus Fund pay Alger Inc. a fee at the annual rate of 1% of the average daily net assets of the Class C shares of the Fund to compensate Alger Inc. for its activities and expenses incurred in distributing and servicing the Class C shares. The fees paid may be more or less than the expenses incurred by Alger Inc.

Class R Shares: The Trust has adopted a Distribution Plan pursuant to which Class R shares of each Fund issuing such shares pay Alger Inc. a fee at the annual rate of 0.50%
of the respective average daily net assets of the Class R shares of the designated Fund to compensate Alger Inc. for its activities and expenses incurred in distributing and servicing

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the Class R shares. The fees paid may be more or less than the expenses incurred by the
Distributor.

(d) Sales Charges: Purchases and sales of shares of the Alger Capital Appreciation Focus Fund may be subject to initial sales charges or contingent deferred sales charges. The contingent deferred sales charges are used by Alger Inc. to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust. For the six months ended
April 30, 2016, the initial sales charges and contingent deferred sales charges imposed, all of which were retained by Alger Inc., were as follows:

		CONTINGENT
	INITIAL SALES	DEFERRED SALES
	CHARGES	CHARGES
Alger Capital Appreciation Focus Fund	$–	$235

(e) Brokerage Commissions: During the six months ended April 30, 2016, the Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund and Alger Small Cap Growth Institutional Fund paid Alger Inc.
commissions of $744,434, $10,992, $13,935 and $46,366, respectively, in connection with securities transactions.
(f) Shareholder Administrative Fees: The Trust has entered into a shareholder administrative services agreement with Alger Management to compensate Alger Management for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent, and other related services. The Funds compensate Alger Management at the annual rate of
0.0165% of their respective average daily net assets for the Class A and Class C shares and
0.01% of their respective average daily net assets of the Class I, Class R and Class Z shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate
Fund, subject to certain limitations, as approved by the Trust’s Board of Trustees. For the six months ended April 30, 2016, Alger Management charged back to the Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund, and Alger Small Cap Growth Institutional Fund, $688,349,
$11,424, $38,154 and $104,400, respectively, for these services, which are included in the transfer agent fees and expenses in the accompanying Statements of Operations.

(g) Trustee Fees: From November 1, 2015 through February 29, 2016, each trustee who is not affiliated with Alger Management or its affiliates each, an “Independent Trustee” received a fee of $25,875 for each board meeting attended, to a maximum of $103,500 per annum, paid pro rata by each fund in the Alger Fund Complex, plus travel expenses incurred for attending the meeting. The Independent Trustee appointed as Chairman of the Board of
Trustees received additional compensation of $24,300 per annum paid pro rata by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee received a fee of $2,500 for each Audit Committee meeting attended to a maximum of $10,000 per annum, paid pro rata by each fund in the Alger Fund Complex.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Effective March 1, 2016, each Independent Trustee receives a fee of $27,250 for each board meeting attended, to a maximum of $109,000 per annum, paid pro rata by each fund in the Alger Fund Complex, plus travel expenses incurred for attending the meeting. The
Independent Trustee appointed as Chairman of the Board of Trustees receives additional compensation of $26,000 per annum paid pro rata by each fund in the Alger Fund Complex.
Additionally, each member of the Audit Committee receives a fee of $2,500 for each Audit
Committee meeting attended to a maximum of $10,000 per annum, paid pro rata by each fund in the Alger Fund Complex.

(h) Interfund Trades: The Funds engaged in purchase and sale transactions with funds that have a common investment adviser. For the six months ended April 30, 2016, these purchases and sales were as follows:

	Purchases	Sales
Alger Capital Appreciation Institutional Fund	$899,850	–
Alger Small Cap Growth Institutional Fund	–	$608,470

(i) Interfund Loans: The Funds, along with other funds advised by Alger Management, may borrow money from and lend money to each other for temporary or emergency purposes.
To the extent permitted under its investment restrictions, each fund may lend uninvested cash in an amount up to 15% of its net assets to other funds. If a fund has borrowed from other funds and has aggregate borrowings from all sources that exceed 10% of the fund’s total assets, such fund will secure all of its loans from other funds. The interest rate charged on interfund loans is equal to the average of the overnight time deposit rate and bank loan rate available to the funds. There were no interfund loans outstanding as of April 30, 2016.
During the six months ended April 30, 2016, Alger Small Cap Growth Institutional Fund
incurred interest expense of $5,561 in connection with interfund loans.

(j) Other Transactions With Affiliates: Certain officers of the Trust are directors and officers of Alger Management and the Distributor. At April 30, 2016, Alger Management and its
affiliated entities owned the following shares:

		SHARE CLASS
	A	C	Z
Alger Capital Appreciation Focus Fund	6,878	6,880	35,366

(k) Shareholder Servicing Fees: The Trust has entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides Class I shares and Class R shares of the Trust with ongoing servicing of shareholder accounts. As compensation for such services, the
Class I shares and Class R shares of each Fund pay Alger Inc. a monthly fee at an annual rate of 0.25% of the value of the average daily net assets of those classes. The fees paid may be more or less than the expenses incurred by the Distributor.
NOTE 4 — Securities Transactions:
The following summarizes the securities transactions by the Funds, other than U.S.
Government securities, short-term securities, purchased options and short sales, for the six months ended April 30, 2016:

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	PURCHASES	SALES
Alger Capital Appreciation Institutional Fund	$4,444,944,081	$2,134,408,637
Alger Capital Appreciation Focus Fund	63,938,245	49,447,338
Alger Mid Cap Growth Institutional Fund	52,660,446	57,096,754
Alger Small Cap Growth Institutional Fund	98,117,706	204,137,030

Transactions in foreign securities may involve certain considerations and risks not typically associated with those of U.S. companies because of, among other factors, the level of governmental supervision and regulation of foreign security markets, and the possibility of political or economic instability. Additional risks associated with investing in emerging markets include increased volatility, limited liquidity, and less stringent regulatory and legal system.

NOTE 5 — Borrowing:
The Funds may borrow from their custodian on an uncommitted basis. Each Fund pays the custodian a market rate of interest, generally based upon the London Interbank Offered
Rate. The Funds may also borrow from other funds advised by Alger Management, as discussed in Note 3(i). For the six months ended April 30, 2016, the Funds had the following borrowings:

	AVERAGE DAILY	WEIGHTED AVERAGE
	BORROWING	INTEREST RATE
Alger Small Cap Growth Institutional Fund	$902,796	1.28%

The highest amount borrowed during the six months ended April 30, 2016 for each Fund was as follows:

HIGHEST BORROWING
Alger Small Cap Growth Institutional Fund	$13,450,000

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 6 — Share Capital:
(a) The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. Each series is divided into two sep-
arate classes, except that the shares of Alger Capital Appreciation Focus Fund are divided into four separate classes. The transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2016		OCTOBER 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Capital Appreciation Institutional Fund
Class I:
Shares sold	19,836,293	$510,259,367	50,542,053	$1,431,830,828
Dividends reinvested	8,328,490	222,703,812	11,586,846	312,381,372
Shares redeemed	(19,801,968)	(509,904,191)	(37,104,435)	(1,050,293,736)
Net increase	8,362,815	$223,058,988	25,024,464	$693,918,464
Class R:
Shares sold	3,136,557	$74,082,545	9,057,734	$233,025,489
Dividends reinvested	1,958,801	47,814,339	2,422,309	60,291,275
Shares redeemed	(4,438,054)	(104,157,270)	(5,783,826)	(148,667,065)
Net increase	657,304	$17,739,614	5,696,217	$144,649,699

Alger Capital Appreciation Focus Fund
Class A:
Shares sold	548,914	$12,972,801	1,183,661	$26,976,396
Dividends reinvested	12,944	312,984	—	—
Shares redeemed	(421,088)	(9,676,773)	(425,035)	(10,098,497)
Net increase	140,770	$3,609,012	758,626	$16,877,899
Class C:
Shares sold	136,413	$3,132,590	178,046	$4,152,257
Dividends reinvested	3,659	86,523	—	—
Shares redeemed	(19,660)	(435,191)	(22,530)	(519,786)
Net increase	120,412	$2,783,922	155,516	$3,632,471
Class I:
Shares sold	294,002	$6,949,053	827,893	$19,755,163
Dividends reinvested	9,363	227,418	—	—
Shares redeemed	(244,417)	(5,664,668)	(401,861)	(9,321,977)
Net increase	58,948	$1,511,803	426,032	$10,433,186
Class Z:
Shares sold	514,212	$12,301,091	119,545	$2,843,126
Dividends reinvested	4,919	120,412	—	—
Shares redeemed	(178,321)	(4,044,749)	(25,582)	(601,951)
Net increase	340,810	$8,376,754	93,963	$2,241,175

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2016		OCTOBER 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap Growth Institutional Fund
Class I:
Shares sold	296,545	$6,295,942	902,649	$21,241,975
Shares redeemed	(732,896)	(15,482,065)	(1,770,784)	(41,417,306)
Net decrease	(436,351)	$(9,186,123)	(868,135)	$(20,175,331)
Class R:
Shares sold	71,305	$1,419,481	203,467	$4,468,737
Shares redeemed	(166,418)	(3,310,765)	(412,966)	(8,989,356)
Net decrease	(95,113)	$(1,891,284)	(209,499)	$(4,520,619)

Alger Small Cap Growth Institutional Fund
Class I:
Shares sold	2,047,516	$32,789,211	2,831,473	$69,667,841
Dividends reinvested	7,154,149	109,458,479	4,775,991	111,758,197
Shares redeemed	(8,614,942)	(130,390,231)	(15,587,700)	(384,394,678)
Net increase (decrease)	586,723	$11,857,459	(7,980,236)	$(202,968,640)
Class R:
Shares sold	123,639	$1,648,887	227,162	$5,071,784
Dividends reinvested	449,925	5,907,509	259,849	5,532,180
Shares redeemed	(263,419)	(3,806,110)	(790,204)	(17,568,320)
Net increase (decrease)	310,145	$3,750,286	(303,193)	$(6,964,356)

(b) Redemption Fee: Prior to March 1, 2015, the Alger Capital Appreciation Focus Fund
imposed a 2.00% redemption fee on certain Class A and Class C Fund shares redeemed
(including shares redeemed by exchange) within 30 days after such shares were acquired.
Since March 1, 2015, the redemption fee is no longer imposed.
During the year ended October 31, 2015, shares redeemed for the Class I shares of Alger
Capital Appreciation Institutional Fund include redemption-in-kind transactions of
10,621,246 shares valued at $307,755,100. The Fund had realized gains on these transactions of $47,725,674.

NOTE 7 — Income Tax Information:
At October 31, 2015, the Funds, for federal income tax purposes, had capital loss carryforwards as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

	Alger Capital	Alger Capital	Alger Mid	Alger Small
	Appreciation	Appreciation Focus	Cap Growth	Cap Growth
Expiration Dates	Institutional Fund	Fund	Institutional Fund	Institutional Fund
2017	—	—	$280,123,926	—
Total	—	—	280,123,926	—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after October 31, 2011 will not be subject to expiration. In addition, losses incurred after October 31, 2011 must be utilized prior to the utilization of capital loss carryforwards above.

During the year ended October 31, 2015 the Alger Capital Appreciation Focus Fund, and
Alger Mid Cap Growth Institutional Fund utilized $2,828,765, and $5,674,132 of their capital loss carryforwards, respectively.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales,
U.S. Internal Revenue Code Section 988 currency transactions, nondeductible expenses on dividends sold short, the tax treatment of partnerships investments, the realization of unrealized appreciation of passive foreign investment companies, and return of capital from real estate investment trust investments.

NOTE 8 — Fair Value Measurements
The following is a summary of the inputs used as of April 30, 2016 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation
Institutional Fund		TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary		$662,418,557	$662,366,201	—	$52,356
Consumer Staples		300,285,195	300,285,195	—	—
Energy		57,544,439	57,544,439	—	—
Financials		56,872,951	56,872,951	—	—
Health Care		662,939,834	655,661,017	7,278,817	—
Industrials		393,104,801	393,104,801	—	—
Information Technology		1,198,940,868	1,196,311,538	—	2,629,330
Materials		44,086,310	44,086,310	—	—
Telecommunication Services		69,508,988	69,508,988	—	—
TOTAL COMMON STOCKS		$3,445,701,943	$3,435,741,440	$7,278,817	$2,681,686
MASTER LIMITED PARTNERSHIP
Financials		26,152,021	26,152,021	—	—
PREFERRED STOCKS
Consumer Discretionary		1,501,699	—	—	1,501,699
Health Care		3,690,198	—	—	3,690,198
Information Technology		12,120,328	—	—	12,120,328
TOTAL PREFERRED STOCKS	$	17,312,225	—	—	$17,312,225
REAL ESTATE INVESTMENT TRUST
Financials		35,485,459	35,485,459	—	—
TOTAL INVESTMENTS IN
SECURITIES		$3,524,651,648	$3,497,378,920	$7,278,817	$19,993,911

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Focus
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$14,157,609	$14,157,609	—	—
Consumer Staples	2,575,472	2,575,472	—	—
Energy	1,032,431	1,032,431	—	—
Financials	1,167,923	1,167,923	—	—
Health Care	12,376,842	12,376,842	—	—
Industrials	5,824,323	5,824,323	—	—
Information Technology	26,065,189	26,065,189	—	—
Materials	471,188	471,188	—	—
Telecommunication Services	1,048,336	1,048,336	—	—
TOTAL COMMON STOCKS	$64,719,313	$64,719,313	—	—
MASTER LIMITED PARTNERSHIP
Financials	871,769	871,769	—	—
PREFERRED STOCKS
Health Care	347,249	—	—	347,249
REAL ESTATE INVESTMENT TRUST
Financials	1,561,234	1,561,234	—	—
TOTAL INVESTMENTS IN
SECURITIES	$67,499,565	$67,152,316	—	$347,249

Alger Mid Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 30,658,256	$30,654,506	—	$3,750
Consumer Staples	5,657,542	5,657,542	—	—
Energy	1,098,526	1,098,526	—	—
Financials	4,873,283	4,873,283	—	—
Health Care	16,243,445	16,243,445	—	—
Industrials	18,081,721	18,081,721	—	—
Information Technology	24,840,248	24,703,562	—	136,686
Materials	5,488,954	5,488,954	—	—
TOTAL COMMON STOCKS	$106,941,975	$106,801,539	—	$140,436
PREFERRED STOCKS
Consumer Discretionary	93,157	—	—	93,157
Health Care	1,469,572	—	—	1,469,572
Information Technology	630,047	—	—	630,047
TOTAL PREFERRED STOCKS	$2,192,776	—	—	$2,192,776
REAL ESTATE INVESTMENT TRUST
Financials	3,731,781	3,731,781	—	—
SPECIAL PURPOSE VEHICLE
Financials	240,362	—	—	240,362
TOTAL INVESTMENTS IN
SECURITIES	$113,106,894	$110,533,320	—	$2,573,574

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$28,625,284	$28,625,284	—	—
Consumer Staples	4,242,082	4,242,082	—	—
Energy	3,738,767	3,738,767	—	—
Financials	11,557,277	11,557,277	—	—
Health Care	65,573,449	65,573,449	—	—
Industrials	24,384,247	24,384,247	—	—
Information Technology	75,410,118	75,410,118	—	—
Materials	7,140,649	7,140,649	—	—
TOTAL COMMON STOCKS	$220,671,873	$220,671,873	—	—
PREFERRED STOCKS
Health Care	2,557,000	—	—	2,557,000
REAL ESTATE INVESTMENT TRUST
Financials	7,141,931	7,141,931	—	—
RIGHTS
Health Care	—	—	—*	—*
SPECIAL PURPOSE VEHICLE
Financials	775,134	—	—	775,134
TOTAL INVESTMENTS IN
SECURITIES	$231,145,938	$227,813,804	—	$3,332,134
*Small Cap Growth Institutional Fund Rights are fair valued at zero as of April 30, 2016.

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2015	$2,203,626
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	478,060
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2016	2,681,686
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30,2016	$478,060

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2015	$15,625,491
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	1,686,734
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2016	17,312,225
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30,2016	$1,686,734

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Focus Fund	Preferred Stocks
Opening balance at November 1, 2015	$345,713
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	1,536
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2016	347,249
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30,2016	$1,536

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2015	$115,585
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	24,851
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2016	140,436
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30,2016	$24,851

Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2015	$2,711,929
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(519,153)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2016	2,192,776
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30,2016	$(519,153)

Special Purpose
Alger Mid Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2015	$240,362
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2016	240,362
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30,2016	$–

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2015	$3,505,601
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(948,601)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2016	2,557,000
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30,2016	$(948,601)

Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30,2016	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2015	$775,134
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at April 30, 2016	775,134
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at April 30,2016	$–

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of April 30, 2016. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobservable
	April 30, 2016	Methodology	Input	Input/Range
Alger Capital Appreciation Institutional Fund
Common Stocks	$52,356	Income	Discount Rate	40%
		Approach
Common Stocks	2,629,330	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	1,501,699	Income	Discount Rate	40%
		Approach
Preferred Stocks	3,690,198	Discounted	Discount Rate	20%
		Cash Flow
Preferred Stocks	12,120,328	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Alger Capital Appreciation Focus Fund
Preferred Stocks	$347,249	Discounted	Discount Rate	28%
		Cash Flow

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund
Common Stocks	$3,751	Income	Discount Rate	40%
		Approach
Common Stocks	136,686	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	93,156	Income	Discount Rate	40%
		Approach
Preferred Stocks	250,783	Discounted	Discount Rate	20%
		Cash Flow
Preferred Stocks	557,425	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Special Purpose Vehicle	240,362	Performance	Market Multiple	4.38x-4.88x
		Multiple
		Methodology
		(xRevenue)

Alger Small Cap Growth Institutional Fund
Preferred Stocks	1,965,265	Discounted	Discount Rate	20-28%
		Cash Flow
Preferred Stocks	591,735	Discounted	Discount Rate	20.7%
		Cash Flow	Weight	40%
		Liquidation	Estimated Recover	NA
		Analysis	Levels
			Weight	60%
Special Purpose Vehicle	775,134	Performance	Market Multiple	4.38x-4.88x
		Multiple
		Methodology
		(xRevenue)

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On April 30, 2016, there were no transfers of securities between Level 1 and Level 2.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of April 30, 2016, such assets are categorized within the disclosure hierarchy as follows:

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:

Alger Capital Appreciation Institutional Fund	$133,799,720	$—	$133,799,720	—
Alger Capital Appreciation Focus Fund	3,324,233	—	3,324,233	—
Alger Mid Cap Growth Institutional Fund	569,694	—	569,694	—
Alger Small Cap Growth Institutional Fund	7,319,034	—	7,319,034	—

NOTE 9 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the six months ended April 30, 2016, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no open derivative instruments as of April 30, 2016.

NOTE 10 — Principal Risks:
As of April 30, 2016, the Funds invested a significant portion of its assets in securities in the consumer discretionary, health care and information technology sectors. Changes in

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and
currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The
Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by its value recorded in the Statement of Assets and Liabilities, less any collateral held by the Funds.

NOTE 11 — Affiliated Securities:
The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the six months ended April 30, 2016. Purchase and sale transactions and dividend income earned during the period were as follows:

	Shares/Par			Shares/Par
	at			at		Realized	Value at
	October 31,	Purchases/	Sales/	April	Dividend	Gain	April
Security	2015	Conversion	Conversion	30, 2016	Income	(Loss)	30, 2016

Alger Capital Appreciation Institutional Fund
Common Stocks
Choicestream, Inc.*	124,658	–	–	124,658	–	–	$52,356
Preferred Stocks
Choicestream, Inc.*	3,575,473	–	–	3,575,473	–	–	1,501,699

Alger Capital Appreciation Focus Fund
Preferred Stocks
Prosetta Biosciences,
Inc.*	76,825	–	–	76,825	–	–	347,249

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares/Par			Shares/Par
	at			at		Realized	Value at
	October 31,	Purchases/	Sales/	April	Dividend	Gain	April
Security	2015	Conversion	Conversion	30, 2016	Income	(Loss)	30, 2016

Alger Mid Cap Growth Institutional Fund
Common Stocks
Choicestream, Inc.*	8,930	–	–	8,930	–	–	$3,750
Preferred Stocks
Choicestream, Inc.*	221,801	–	–	221,801	–	–	93,157
Prosetta Biosciences,
Inc.*	166,009	–	–	166,009	–	–	750,361
Tolero
Pharmaceuticals, Inc.*	354,870	–	–	354,870	–	–	468,428

Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences,
Inc.*	133,263	–	–	133,263	–	–	602,349
Tolero
Pharmaceuticals, Inc.*	448,284	–	–	448,284	–	–	591,735
* Non-income producing security.

NOTE 12 — Subsequent Events:

Management of each Fund has evaluated events that have occurred subsequent to April
30, 2016 through the issuance date of the Financial Statements. No such events have been identified which require recognition and/or disclosure.

THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2015 and ending April 30, 2016.

Actual Expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

					Annualized
				Expenses	Expense Ratio
		Beginning	Ending	Paid During	For the
		Account	Account	the Six Months	Six Months
		Value	Value	Ended	Ended
		November 1, 2015	April 30, 2016	April 30, 2016(a)	April 30, 2016(b)
Alger Capital Appreciation Institutional Fund
Class I	Actual	$1,000.00	$958.80	$5.50	1.13%
	Hypothetical(c)	1,000.00	1,019.24	5.67	1.13
Class R	Actual	1,000.00	956.19	7.83	1.61
	Hypothetical(c)	1,000.00	1,016.86	8.07	1.61

Alger Capital Appreciation Focus Fund
Class A	Actual	$1,000.00	$956.65	$5.98	1.24%
	Hypothetical(c)	1,000.00	1,018.75	6.17	1.24
Class C	Actual	1,000.00	953.57	9.52	1.97
	Hypothetical(c)	1,000.00	1,015.12	9.82	1.97
Class I	Actual	1,000.00	957.25	5.60	1.15
	Hypothetical(c)	1,000.00	1,019.14	5.77	1.15
Class Z	Actual	1,000.00	958.39	4.33	0.90
	Hypothetical(c)	1,000.00	1,020.44	4.47	0.90

Alger Mid Cap Growth Institutional Fund
Class I	Actual	$1,000.00	$938.78	$5.98	1.24%
	Hypothetical(c)	1,000.00	1,018.70	6.22	1.24
Class R	Actual	1,000.00	936.10	8.71	1.80
	Hypothetical(c)	1,000.00	1,015.86	9.07	1.80

Alger Small Cap Growth Institutional Fund
Class I	Actual	$1,000.00	$904.60	$6.01	1.26%
	Hypothetical(c)	1,000.00	1,018.55	6.37	1.26
Class R	Actual	1,000.00	902.62	8.47	1.78
	Hypothetical(c)	1,000.00	1,015.96	8.97	1.78

(a) Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiple by 182/366 (to reflect the one-half year period).
(b) Annualized.
(c) 5% annual return before expenses.

THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Privacy Policy
U.S. Consumer Privacy Notice Rev. 01/2015 3/30/15

FACTS	WHAT DOES ALGER DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and
• Account balances and
• Transaction history and
• Purchase history and
• Assets
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share personal information to run their everyday business.
In the section below, we list the reasons financial companies can share personal information; the reasons Alger chooses to share; and whether you can limit this sharing.

Reasons we can share your personal	Does	Can you limit
information	Alger share?	this sharing?
For our everyday business purposes —	Yes	No
such as to process your transactions, maintain
your account(s), respond to court orders and
legal investigations, or report to credit bureaus
For our marketing purposes — to offer our	Yes	No
products and services to you
For joint marketing with other financial	No	We don’t share
companies
For our affiliates’ everyday business	Yes	No
purposes — information about your
transactions and experiences
For our affiliates’ everyday business	No	We don’t share
purposes — information about your
creditworthiness
For nonaffiliates to market to you	No	We don’t share
Questions? Call 1-800-342-2186

THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Who we are

Who is providing this notice?	Alger includes Fred Alger Management, Inc. and Fred
Alger & Company, Incorporated as well as the following
funds: The Alger Funds, The Alger Funds II, The Alger
Institutional Funds, The Alger Portfolios, and Alger
Global Growth Fund.

What we do
How does Alger	To protect your personal information from unauthorized
protect my personal	access and use, we use security measures that comply
information?	with federal law. These measures include computer
safeguards and secured files and buildings.
How does Alger	We collect your personal information, for example,
collect my personal	when you:
information?	• Open an account or
• Make deposits or withdrawals from your account or
• Provide account information or
• Pay us by check.

Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes
information about your credit worthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you
additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control.
They can be financial and nonfinancial companies.
• Our affiliates include Fred Alger Management, Inc.
and Fred Alger & Company, Incorporated as well as the
following funds: The Alger Funds, The Alger Funds II,
The Alger Institutional Funds, The Alger Portfolios, and
Alger Global Growth Fund.
Nonaffiliates	Companies not related by common ownership or
control. They can be financial and nonfinancial
companies.
Joint marketing	A formal agreement between nonaffiliated financial
companies that together market financial products or
services to you.
Other important information

THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Voting Policies
A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June
30 are available, without charge, by calling (800) 992-3863 or online on the Funds’ website at www.alger.com or on the SEC’s website at www.sec.gov.

Fund Holdings
The Board of Trustees has adopted policies and procedures relating to disclosure of the
Funds’ portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds’ shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on
Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q.
These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds’
fiscal quarter. The Funds’ Forms N-Q are available online on the SEC’s website at www.
sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington,
D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.
alger.com and through other marketing communications (including printed advertising/
sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to service providers who provide necessary or beneficial services when such service providers need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these service providers to confirm that they understand the Funds’ policies and procedures regarding such disclosure. This agreement must be approved by the Funds’ Chief Compliance Officer, President or Secretary.

THE ALGER INSTITUTIONAL FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Funds. Such information will include, but not be limited to, relative weightings and characteristics of a
Fund portfolios versus its peers or an index (such as P/E ratio, alpha, beta, capture ratio, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume
Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER INSTITUTIONAL FUNDS

360 Park Avenue South
New York, NY 10010
(800) 992-3863
www.alger.com

Investment Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Custodian

Brown Brothers Harriman & Company
50 Post Office Square
Boston, MA 02110

This report is submitted for the general information of the shareholders of The Alger
Institutional Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust’s investment policies, fees and expenses as well as other pertinent information.

ALGER

Inspired by Change, Driven by Growth.

Printed on recycled paper

AIFSAR

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY
AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the Registrant’s internal control over financial reporting occurred during the
Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-
2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b)
under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By: /s/Hal Liebes

Hal Liebes

President

Date: June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Hal Liebes

Hal Liebes

President

Date: June 24, 2016

By: /s/Michael D. Martins

Michael D. Martins

Treasurer

Date: June 24, 2016